UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06719

BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: June 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

BB&T Large Cap Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (93.3%)
	Consumer Discretionary (9.0%)
481,059	Comcast Corp., Class A	$6,970,545
278,741	KB Home	3,813,177
31,603	McDonald’s Corp.	1,816,856
117,134	Target Corp.	4,623,279

		17,223,857

	Consumer Staples (4.0%)
42,430	Costco Wholesale Corp.	1,939,051
1	Kraft Foods, Inc., Class A	26
79,160	Kroger Co. (The)	1,745,478
80,137	Wal-Mart Stores, Inc.	3,881,836

		7,566,391

	Energy (16.6%)
120,998	ConocoPhillips	5,089,176
55,894	EOG Resources, Inc.	3,796,321
149,460	Exxon Mobil Corp.	10,448,749
101,040	Occidental Petroleum Corp.	6,649,442
109,483	Schlumberger, Ltd.	5,924,125

		31,907,813

	Financials (22.4%)
245,012	Aflac, Inc.	7,617,423
3,303	Berkshire Hathaway, Inc. Class B(a)	9,564,596
145,162	JPMorgan Chase & Co.	4,951,476
151,448	Loews Corp.	4,149,675
59,644	MetLife, Inc.	1,789,916
260,546	Progressive Corp. (The)(a)	3,936,850
74,657	T. Rowe Price Group, Inc.	3,110,957
200,978	U.S. Bancorp.	3,601,526
173,772	Wells Fargo & Co.	4,215,709

		42,938,128

	Health Care (9.8%)
73,691	Johnson & Johnson	4,185,649
109,004	Medco Health Solutions, Inc.(a)	4,971,673
88,887	Medtronic, Inc.	3,101,267
158,449	Merck & Co., Inc.	4,430,234
142,555	Pfizer, Inc.	2,138,325

		18,827,148

	Industrials (8.0%)
236,213	ABB, Ltd., ADR	3,727,441
356,565	General Electric Co.	4,178,942
57,614	Illinois Tool Works, Inc.	2,151,307
92,419	Ingersoll-Rand PLC, Class A(a)	1,931,557
282,282	Terex Corp.(a)	3,407,144

		15,396,391

	Information Technology (15.8%)
274,680	Cisco Systems, Inc.(a)	5,120,035
224,333	eBay, Inc.(a)	3,842,824
12,665	Google, Inc., Class A(a)	5,339,438
354,777	Intel Corp.	5,871,559
104,616	Microsoft Corp.	2,486,722
123,037	QUALCOMM, Inc.	5,561,273
100,574	Texas Instruments, Inc.	2,142,226

		30,364,077

	Materials (5.3%)
203,653	Barrick Gold Corp.	6,832,558
66,664	Freeport-McMoRan Copper & Gold, Inc.	3,340,533

		10,173,091

	Utilities (2.4%)
395,397	AES Corp. (The)(a)	4,590,559

	Total Common Stocks (Cost $179,818,329)	178,987,455

EXCHANGE TRADED FUNDS (5.9%)
164,209	Financial Select Sector SPDR Fund	1,965,582
353,909	Industrial Select Sector SPDR Fund	7,771,842
17,909	SPDR Gold Trust(a)	1,632,942

	Total Exchange Traded Funds (Cost $10,844,457)	11,370,366

INVESTMENT COMPANY (0.7%)
1,407,109	Federated Treasury Obligations Fund, Institutional Shares	1,407,109

	Total Investment Company (Cost $1,407,109)	1,407,109

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.0%)
$ 396,608	Pool of Various Securities	58,500

	Total Securities Held as Collateral for Securities on Loan (Cost $396,608)	58,500

Total Investments — 99.9% (Cost $192,466,503)		191,823,430
Net Other Assets (Liabilities) — 0.1%		115,615

NET ASSETS — 100.0%		$191,939,045

(a)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (97.2%)
	Consumer Discretionary (20.6%)
387,250	Chico’s FAS, Inc.(a)	$3,767,942
397,050	eBay, Inc.(a)	6,801,466
78,150	Gannett Co., Inc.(b)	278,996
111,650	International Speedway Corp., Class A	2,859,356
955,200	Interpublic Group of Cos., Inc.(a)	4,823,760
45,400	Kohl’s Corp.(a)	1,940,850
79,100	Omnicom Group, Inc.	2,497,978
268,630	Select Comfort Corp.(a)	225,649
169,150	Universal Technical Institute, Inc.(a)	2,525,410
252,100	Viacom, Inc., Class B(a)	5,722,670

		31,444,077

	Financial Services (32.2%)
78,800	Alliance Data Systems Corp.(a)(b)	3,245,772
208,900	Annaly Capital Management, Inc., REIT	3,162,746
98,100	Assurant, Inc.	2,363,229
129,200	Assured Guaranty, Ltd.(b)	1,599,496
220,202	Endurance Specialty Holdings, Ltd.(b)	6,451,919
225,850	Fair Isaac Corp.	3,491,641
269,705	Fidelity National Information Services, Inc.	5,383,312
242,000	Leucadia National Corp.(a)	5,103,780
199,550	Marshall & Ilsley Corp.	957,840
56,543	Mercury General Corp.	1,890,232
79,100	Piper Jaffray Cos.(a)	3,454,297
109,490	StanCorp Financial Group, Inc.	3,140,173
383,850	Synovus Financial Corp.(b)	1,147,712
117,500	Waddell & Reed Financial, Inc., Class A	3,098,475
181,500	Willis Group Holdings, Ltd.	4,669,995

		49,160,619

	Health Care (17.0%)
98,900	Coventry Health Care, Inc.(a)	1,850,419
158,854	Covidien PLC	5,947,494
98,410	Genzyme Corp.(a)	5,478,485
271,142	IMS Health, Inc.	3,443,503
405,950	King Pharmaceuticals, Inc.(a)	3,909,298
57,200	Wellpoint, Inc.(a)	2,910,908
56,950	Zimmer Holdings, Inc.(a)	2,426,070

		25,966,177

	Materials & Processing (3.6%)
243,725	Valspar Corp.	5,491,124

	Other Energy (1.4%)
141,400	Forest Oil Corp.(a)(b)	2,109,688

	Producer Durables (4.5%)
242,750	Axcelis Technologies, Inc.(a)	111,665
94,650	General Dynamics Corp.	5,242,664
93,600	Lexmark International, Inc., Class A(a)	1,483,560

		6,837,889

	Technology (15.8%)
66,400	Affiliated Computer Services, Inc., Class A(a)	2,949,488
398,160	CA, Inc.	6,939,929
81,900	Computer Sciences Corp.(a)	3,628,170
391,150	EarthLink, Inc.(a)	2,898,421
9,400	MicroStrategy, Inc., Class A(a)	472,068
125,000	Progress Software Corp.(a)	2,646,250
232,300	Synopsys, Inc.(a)	4,532,173

		24,066,499

	Utilities (2.1%)
123,600	Allegheny Energy, Inc.	3,170,340

	Total Common Stocks (Cost $177,474,505)	148,246,413

INVESTMENT COMPANY (2.9%)
4,462,741	Federated Treasury Obligations Fund, Institutional Shares	4,462,741

	Total Investment Company (Cost $4,462,741)	4,462,741

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.8%)
$ 4,898,498	Pool of Various Securities	4,261,431

	Total Securities Held as Collateral for Securities on Loan (Cost $4,898,498)	4,261,431

Total Investments — 102.9% (Cost $186,835,744)		156,970,585
Net Other Assets (Liabilities) — (2.9)%		(4,372,838)

NET ASSETS — 100.0%		$152,597,747

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of June 30, 2009.

REIT — Real Estate Investment Trust

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Mid Cap Growth Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.4%)
	Consumer Discretionary (11.3%)
13,350	Amazon.com, Inc.(a)	$1,116,861
21,100	Best Buy Co., Inc.	706,639
103,000	Cheesecake Factory (The)(a)	1,781,900
50,470	Darden Restaurants, Inc.	1,664,500
31,700	JOS A Bank Clothiers, Inc.(a)	1,092,382
54,600	P.F. Chang’s China Bistro, Inc.(a)(b)	1,750,476
48,270	Polo Ralph Lauren Corp.	2,584,376

		10,697,134

	Consumer Staples (2.0%)
100,000	Whole Foods Market, Inc.(b)	1,898,000

	Energy (6.1%)
62,750	Alpha Natural Resources, Inc.(a)(b)	1,648,442
20,250	Anadarko Petroleum Corp.	919,148
30,000	National Oilwell Varco, Inc.(a)	979,800
26,000	Petroleo Brasileiro SA, ADR(b)	1,065,480
29,250	Southwestern Energy Co.(a)	1,136,362

		5,749,232

	Financials (1.4%)
4,100	CME Group, Inc.	1,275,551

	Health Care (15.0%)
64,300	Alexion Pharmaceuticals, Inc.(a)	2,644,016
35,500	Amedisys, Inc.(a)(b)	1,172,210
23,625	Celgene Corp.(a)	1,130,220
155,000	Mylan, Inc.(a)(b)	2,022,750
68,000	Myriad Genetics, Inc.(a)	2,424,200
17,000	Myriad Pharmaceuticals, Inc.(a)	79,050
46,000	NuVasive, Inc.(a)(b)	2,051,600
76,615	Watson Pharmaceuticals, Inc.(a)	2,578,861

		14,102,907

	Industrials (11.9%)
78,600	Aecom Technology Corp.(a)	2,515,200
37,200	Fluor Corp.	1,907,988
90,000	McDermott International, Inc.(a)	1,827,900
112,900	Orion Marine Group, Inc.(a)	2,145,100
122,000	Quanta Services, Inc.(a)	2,821,860

		11,218,048

	Information Technology (33.5%)
100,000	Activision Blizzard, Inc.(a)	1,263,000
103,500	Altera Corp.	1,684,980
11,100	Baidu, Inc., ADR(a)	3,342,099
47,800	Equinix, Inc.(a)(b)	3,476,972
61,850	InterDigital, Inc.(a)	1,511,614
150,000	Macrovision Solutions Corp.(a)	3,271,500
186,000	Nuance Communications, Inc.(a)	2,248,740
282,000	PMC - Sierra, Inc.(a)	2,244,720
89,100	Red Hat, Inc.(a)	1,793,583
109,200	Sina China Corp.(a)(b)	3,219,216
86,000	Synaptics, Inc.(a)(b)	3,323,900
99,700	Varian Semiconductor Equipment Associates, Inc.(a)	2,391,803
85,715	Xilinx, Inc.	1,753,729

		31,525,856

	Materials (7.7%)
28,000	Freeport-McMoRan Copper & Gold, Inc.	1,403,080
10,250	Monsanto Co.	761,985
14,925	Nucor Corp.	663,118
48,700	Scotts Miracle-Gro Co. (The), Class A	1,706,935
170,400	Teck Resources, Ltd., Class B(a)	2,716,176

		7,251,294

	Telecommunication Services (3.5%)
47,160	Leap Wireless International, Inc.(a)	1,552,979
133,500	MetroPCS Communications, Inc.(a)	1,776,885

		3,329,864

	Total Common Stocks (Cost $76,479,371)	87,047,886

EXCHANGE TRADED FUNDS (6.3%)
139,423	iShares Russell MidCap Growth Index Fund	5,081,969
9,250	SPDR Gold Trust(a)	843,415

	Total Exchange Traded Funds (Cost $6,052,898)	5,925,384

INVESTMENT COMPANY (0.9%)
844,999	Federated Treasury Obligations Fund, Institutional Shares	844,999

	Total Investment Company (Cost $844,999)	844,999

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (13.1%)
$ 12,746,483	Pool of Various Securities	12,324,347

	Total Securities Held as Collateral for Securities on Loan (Cost $12,746,483)	12,324,347

Total Investments — 112.7% (Cost $96,123,751)		106,142,616
Net Other Assets (Liabilities) — (12.7)%		(11,925,904)

NET ASSETS — 100.0%		$94,216,712

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of June 30, 2009.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Small Cap Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.9%)
	Consumer Discretionary (13.0%)
21,150	Buffalo Wild Wings, Inc.(a)(b)	$687,798
19,400	CEC Entertainment, Inc.(b)	571,912
21,950	Cheesecake Factory (The)(b)	379,735
45,500	Hot Topic, Inc.(b)	332,605
11,725	JOS A Bank Clothiers, Inc.(b)	404,044
15,200	Monro Muffler, Inc.	390,792
10,975	P.F. Chang’s China Bistro, Inc.(a)(b)	351,858
17,000	Polaris Industries, Inc.	546,040

		3,664,784

	Consumer Staples (3.8%)
16,200	Sanderson Farms, Inc.	729,000
18,750	Whole Foods Market, Inc.(a)	355,875

		1,084,875

	Energy (3.2%)
15,750	Alpha Natural Resources, Inc.(b)	413,752
15,000	Arena Resources, Inc.(b)	477,750

		891,502

	Financials (4.6%)
51,000	Dime Community Bancshares	464,610
71,425	NewAlliance Bancshares, Inc.	821,388

		1,285,998

	Health Care (15.9%)
13,900	Alexion Pharmaceuticals, Inc.(b)	571,568
8,650	Amedisys, Inc.(b)	285,623
46,150	American Medical Systems Holdings, Inc.(b)	729,170
17,950	CardioNet, Inc.(b)	292,944
63,500	Geron Corp.(a)(b)	487,045
10,500	Haemonetics Corp.(b)	598,500
16,900	Myriad Genetics, Inc.(b)	602,485
4,225	Myriad Pharmaceuticals, Inc.(b)	19,646
11,350	NuVasive, Inc.(b)	506,210
11,575	Watson Pharmaceuticals, Inc.(b)	389,615

		4,482,806

	Industrials (17.9%)
19,395	Curtiss-Wright Corp.	576,613
46,650	GrafTech International, Ltd.(b)	527,612
59,600	LaBarge, Inc.(b)	552,492
20,000	Marten Transport, Ltd.(b)	415,200
12,000	Moog, Inc., Class A(b)	309,720
20,000	MYR Group Inc.(b)	404,400
41,250	Orion Marine Group, Inc.(b)	783,750
18,700	Quanta Services, Inc.(b)	432,531
22,530	RBC Bearings, Inc.(b)	460,738
14,500	Regal-Beloit Corp.	575,940

		5,038,996

	Information Technology (29.1%)
11,650	Equinix, Inc.(a)(b)	847,421
15,350	InterDigital, Inc.(b)	375,154
31,100	Longtop Financial Technologies, Ltd. ADR(b)	763,816
30,125	Macrovision Solutions Corp.(b)	657,026
46,600	Nuance Communications, Inc.(b)	563,394
40,500	Perot Systems Corp., Class A(b)	580,365
71,000	PMC - Sierra, Inc.(b)	565,160
22,275	Silicon Laboratories, Inc.(b)	845,114
20,000	Sina China Corp.(a)(b)	589,600
12,150	STEC, Inc.(a)(b)	281,758
17,100	Synaptics, Inc.(a)(b)	660,915
24,850	Varian Semiconductor Equipment Associates, Inc.(b)	596,152
20,500	VistaPrint, Ltd.(a)(b)	874,325

		8,200,200

	Materials (3.2%)
34,125	Calgon Carbon Corp.(b)	473,996
12,000	Scotts Miracle-Gro Co. (The), Class A	420,600

		894,596

	Telecommunication Services (1.2%)
10,550	Leap Wireless International, Inc.(b)	347,412

	Utilities (1.0%)
8,723	Laclede Group, Inc. (The)	288,993
1	UIL Holdings Corp.	22

		289,015

	Total Common Stocks (Cost $24,821,813)	26,180,184

EXCHANGE TRADED FUNDS (6.2%)
6,300	Energy Select Sector SPDR Fund	302,841
33,675	iShares Dow Jones US Regional Banks Index Fund	585,945
15,350	iShares Russell 2000 Growth Index Fund	870,192

	Total Exchange Traded Funds (Cost $1,868,347)	1,758,978

INVESTMENT COMPANY (0.8%)
226,751	Federated Treasury Obligations Fund, Institutional Shares	226,751

	Total Investment Company (Cost $226,751)	226,751

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (11.9%)
$ 3,545,956	Pool of Various Securities	3,356,214

	Total Securities Held as Collateral for Securities on Loan (Cost $3,545,956)	3,356,214

Total Investments — 111.8% (Cost $30,462,867)		31,522,127
Net Other Assets (Liabilities) — (11.8)%		(3,337,949)

NET ASSETS — 100.0%		$28,184,178

(a)	Represents that all or a portion of the security was on loan as of June 30, 2009.

(b)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T International Equity Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (85.9%)
	Australia (5.8%)
17,387	Australia & New Zealand Banking Group, Ltd.	$230,421
26,984	BHP Billiton, Ltd.	739,251
7,442	Commonwealth Bank of Australia	233,276
4,398	CSL Ltd.	113,716
16,721	Foster’s Group, Ltd.	69,282
81,539	Macquarie Airports	151,585
2,099	Macquarie Group, Ltd.	65,713
13,324	National Australia Bank, Ltd.	240,048
4,927	QBE Insurance Group, Ltd.	78,842
18,096	Rio Tinto, Ltd.	755,894
10,352	Rio Tinto, Ltd. - New(a)	435,455
71,024	Telstra Corp, Ltd.	193,812
6,780	Wesfarmers, Ltd.	123,448
12,442	Westfield Group	113,873
14,324	Westpac Banking Corp.	233,047
11,651	Woodside Petroleum, Ltd.	402,496
10,040	Woolworths, Ltd.	213,008

		4,393,167

	Austria (0.8%)
4,315	Flughafen Wien AG	175,407
11,493	OMV AG	432,078
2,624	Telekom Austria AG	41,080

		648,565

	Belgium (0.3%)
2,224	Anheuser-Busch InBev NV	80,642
504	Belgacom SA	16,117
12,422	Fortis(a)	42,534
2,690	KBC Groep NV(a)	49,467
250	Solvay SA	21,149

		209,909

	Brazil (1.7%)
5,071	Banco Bradesco SA, Preferred Shares	74,532
1,702	Cia Siderurgica Nacional SA	37,888
7,564	Gerdau SA, Preferred Shares	79,326
4,765	Itau Unibanco Holding SA	75,117
24,759	Petroleo Brasileiro SA	411,407
4,154	Usinas Siderurgicas de Minas Gerais SA, Preferred Shares, Class A	88,931
31,673	Vale SA, ADR	558,395

		1,325,596

	Canada (5.7%)
3,607	Bank of Montreal	152,014
4,122	Bank of Nova Scotia	153,873
7,324	Barrick Gold Corp.	246,516
771	Canadian Imperial Bank of Commerce	38,651
3,766	Canadian Natural Resources, Ltd.	198,119
2,889	Canadian Pacific Railway, Ltd.	115,197
14,356	EnCana Corp.	711,783
6,878	Goldcorp, Inc.	239,073
13,493	Kinross Gold Corp.	245,928
4,059	Manulife Financial Corp.	70,456
14,994	Petro-Canada	579,057
781	Potash Corp. of Saskatchewan, Inc.	72,846
4,752	Research In Motion, Ltd.(a)	337,630
1,429	Rogers Communications, Inc., Class B	36,734
6,482	Royal Bank of Canada	265,098
1,370	Sun Life Financial, Inc.	36,984
6,547	Suncor Energy, Inc.	199,086
23,084	Talisman Energy, Inc.	331,628
5,006	Teck Resources, Ltd., Class B(a)	79,836
1,265	Thomson Reuters Corp.	36,814
3,673	Toronto-Dominion Bank (The)	189,753

		4,337,076

	China (3.3%)
354,205	Bank of China, Ltd., Class H	167,731
23,000	Bank of Communications Co., Ltd., Class H	25,588
138,854	Beijing Capital International Airport Co., Ltd., Class H(a)	96,677
61,000	China Citic Bank, Class H	39,332
501,636	China Construction Bank Corp., Class H	386,532
73,190	China Life Insurance Co., Ltd., Class H	268,988
7,000	China Merchants Bank Co., Ltd. Class H	15,886
504,000	China Petroleum & Chemical Corp., Class H	381,589
23,000	China Shenhua Energy Co., Ltd., Class H	84,028
88,000	China Telecom Corp., Ltd., Class H	43,678
111,000	CNOOC, Ltd.	136,736
419,658	Industrial & Commercial Bank of China, Ltd., Class H	290,692
451,210	PetroChina, Co., Ltd., Class H	498,615
9,500	Ping An Insurance Group Co. of China, Ltd., Class H	63,764

		2,499,836

	Czech Republic (1.5%)
8,455	Komercni Banka AS	1,164,834

	Denmark (0.5%)
7	A. P. Moller - Maersk AS, Class B	41,941
3,666	Danske Bank(a)	63,244
4,276	Novo Nordisk AS, Class B	232,893
575	Vestas Wind Systems AS(a)	41,265

		379,343

	Finland (0.6%)
652	Fortum OYJ	14,861
1,495	Kone OYJ, Class B	45,908
14,276	Nokia OYJ	209,103
6,245	Orion OYJ, Class B	97,947
1,199	Sampo OYJ, Class A	22,671
6,436	Stora Enso OYJ, Class R(a)	34,044
4,312	UPM-Kymmene OYJ	37,630

		462,164

	France (9.7%)
1,164	Accor SA	46,376
3,906	Aeroports de Paris(b)	287,170
821	Air Liquide SA	75,332
1,890	Alstom SA	112,222
12,378	ArcelorMittal	409,627
10,002	AXA SA	189,308
7,067	BNP Paribas	460,858
1,949	Bouygues SA	73,707
4,628	Carrefour SA(b)	198,471
1,697	Casino Guichard Perrachon SA(b)	114,931
2,511	Cie de Saint-Gobain	84,489
1,339	Compagnie Generale des Etablissements Michelin, Class B	76,687
5,214	Credit Agricole SA	65,374

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	France — (continued)
10,280	Danone	$509,733
1,460	EDF SA	71,289
20,680	France Telecom SA	470,546
17,320	GDF Suez	648,328
2,319	Lafarge SA(b)	157,780
1,445	LVMH Moet Hennessy Louis Vuitton SA	110,823
2,694	Peugeot SA(a)	71,120
1,007	PPR	82,551
2,541	Publicis Groupe(b)	77,792
6,847	Renault SA(a)	252,973
11,043	Sanofi-Aventis SA	652,530
1,534	Schneider Electric SA	117,410
3,372	Societe Generale	185,092
20,154	Total SA	1,092,362
362	Vallourec SA(b)	44,247
2,574	Veolia Environnement	76,105
8,043	Vinci SA	362,935
9,136	Vivendi	219,300

		7,397,468

	Germany (6.8%)
2,023	Adidas AG	76,921
3,004	Allianz SE	276,168
3,008	BASF SE	120,140
5,067	Bayer AG	272,302
2,026	Bayerische Motoren Werke AG	76,504
678	Beiersdorf AG	31,881
8,309	Daimler AG	301,045
4,993	Deutsche Bank AG	303,775
774	Deutsche Boerse AG	60,204
2,840	Deutsche Post AG	36,882
30,903	Deutsche Telekom AG	364,048
14,647	E.ON AG	520,145
21,966	Fraport AG Frankfurt Airport Services Worldwide	940,624
2,843	Fresenius SE	132,634
842	Henkel AG & Co KGaA	22,714
633	K+S AG	35,857
2,320	MAN AG	142,422
427	Merck KGaA	43,510
1,580	Metro AG	75,534
1,487	Muenchener Rueckversicherungs AG	200,777
3,631	RWE AG	287,411
5,747	SAP AG	231,144
7,130	Siemens AG	493,760
2,867	ThyssenKrupp AG	71,505
445	Volkswagen AG, Preference shares	31,128
387	Wacker Chemie AG	44,724

		5,193,759

	Greece (0.2%)
5,095	Hellenic Telecommunications Organization SA	77,914
1,707	National Bank of Greece SA(a)	47,354

		125,268

	Hong Kong (3.6%)
16,000	Cheung Kong Holdings, Ltd.	182,946
77,564	China Merchants Holdings International Co., Ltd.(b)	222,156
75,427	China Mobile, Ltd.	755,205
32,000	China Overseas Land & Investment, Ltd.	73,856
34,000	China Resources Land, Ltd.	74,890
5,500	CLP Holdings, Ltd.	36,444
7,900	Esprit Holdings, Ltd.	43,891
199,056	GOME Electrical Appliances Holdings, Ltd.(b)	49,210
23,000	Hang Lung Properties, Ltd.	75,740
10,000	Henderson Land Development Co., Ltd.	57,062
7,000	Hong Kong Exchanges & Clearing, Ltd.	108,195
30,800	HSBC Holdings PLC	256,989
51,000	Hutchison Whampoa, Ltd.	331,762
26,000	Li & Fung, Ltd.	69,421
20,000	New World Development, Ltd.	36,001
16,000	Sun Hung Kai Properties, Ltd.	198,685
8,000	Swire Pacific, Ltd.	80,303
15,000	Wharf Holdings, Ltd. (The)	63,244

		2,716,000

	Hungary (1.3%)
55,533	OTP Bank PLC(a)(b)	1,004,031

	India (0.1%)
1,259	ICICI Bank, Ltd., ADR	37,140
955	Reliance Industries, Ltd.(a)	40,202

		77,342

	Ireland (0.4%)
12,520	CRH PLC	286,727

	Italy (2.5%)
5,614	Assicurazioni Generali SpA	116,923
1,861	Atlantia SpA	37,694
3,593	Banca Popolare di Milano Scarl	21,440
31,897	Enel SpA(b)	155,719
41,621	ENI SpA	987,131
3,602	Fiat SpA(a)	36,321
47,391	Intesa Sanpaolo SpA(a)	153,145
4,162	Mediaset SpA	23,367
3,283	Mediobanca SpA(b)	39,122
951	Saipem SpA	23,234
74,609	Telecom Italia SpA	103,444
76,003	UniCredit SpA(a)	192,235

		1,889,775

	Japan (8.5%)
3,000	Aisin Seiki Co., Ltd.	64,810
2,700	Asahi Breweries, Ltd.	38,690
3,000	Asahi Glass Co., Ltd.	24,030
5,400	Bank of Yokohama, Ltd. (The)	28,904
200	Benesse Corp.	8,020
4,500	Bridgestone Corp.	70,490
6,486	Canon, Inc.	211,859
10	Central Japan Railway Co.	61,475
3,900	Chiba Bank, Ltd. (The)	25,453
1,400	Daikin Industries, Ltd.	45,057
5,700	Daiwa Securities Group, Inc.	33,871
3,731	Denso Corp.	95,635
2,100	East Japan Railway Co.	126,432
1,700	Eisai Co., Ltd.	60,359
500	FamilyMart Co., Ltd.	15,711
3,025	Fanuc, Ltd.	242,412
1,000	Fukuoka Financial Group, Inc.	4,472
400	Hitachi Construction Machinery Co., Ltd.	6,500

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
14,906	Honda Motor Co., Ltd.	$410,077
41,000	Itochu Corp.	284,508
1,000	Japan Steel Works, Ltd. (The)	12,324
1,800	JFE Holdings, Inc.	60,475
9,000	Kawasaki Heavy Industries, Ltd.	24,791
12	KDDI Corp.	63,673
5,800	Kirin Holdings Co., Ltd.	80,919
6,400	Komatsu, Ltd.	98,813
1,000	Konica Minolta Holdings, Inc.	10,448
5,202	Kubota Corp.	42,838
200	Kurita Water Industries, Ltd.	6,459
700	Kyocera Corp.	52,552
400	Lawson, Inc.	17,606
900	Makita Corp.	21,779
23,700	Mitsubishi Corp.	437,341
9,000	Mitsubishi Electric Corp.	56,881
3,000	Mitsubishi Estate Co., Ltd.	49,805
4,000	Mitsubishi Heavy Industries, Ltd.	16,553
57,700	Mitsubishi UFJ Financial Group, Inc.	356,286
510	Mitsubishi UFJ Lease & Finance Co., Ltd.	16,626
36,300	Mitsui & Co., Ltd.	430,143
3,000	Mitsui Fudosan Co., Ltd.	52,033
44,300	Mizuho Financial Group, Inc.(b)	102,924
5,000	NGK Insulators, Ltd.	101,909
2,800	Nidec Corp.	170,434
266	Nintendo Co., Ltd.	73,617
10,000	Nippon Steel Corp.	38,284
1,900	Nippon Telegraph & Telephone Corp.	77,378
16,200	Nissan Motor Co., Ltd.	98,316
12,800	Nomura Holdings, Inc.	108,043
77	NTT DoCoMo, Inc.	112,623
290	ORIX Corp.	17,261
10,408	Panasonic Corp.	140,223
5,000	Ricoh Co., Ltd.	64,411
900	Seven & I Holdings Co., Ltd.	21,107
1,000	Shin-Etsu Chemical Co., Ltd.	46,379
1,000	Shizuoka Bank, Ltd. (The)	9,897
100	SMC Corp.	10,737
3,866	Sony Corp.	100,860
400	Stanley Electric Co., Ltd.	8,111
14,000	Sumitomo Metal Industries, Ltd.	37,216
5,100	Sumitomo Mitsui Financial Group, Inc.	206,373
3,000	Sumitomo Realty & Development Co., Ltd.	54,776
6,500	Sumitomo Trust & Banking Co., Ltd. (The)	34,878
9,100	Suzuki Motor Corp.	204,048
1,800	Takeda Pharmaceutical Co., Ltd.	69,984
900	Tokio Marine Holdings, Inc.	24,711
1,500	Tokyo Electric Power Co., Inc. (The)	38,567
18,454	Toyota Motor Corp.	697,882
220	Unicharm Corp.	16,807

		6,454,866

	Korea (South) (2.9%)
1,044	Hyundai Heavy Industries Co., Ltd.	155,001
7,239	Hyundai Motor Co.	418,694
1,190	KB Financial Group, Inc.(a)	39,673
1,120	KT Corp.	32,311
1,472	KT&G Corp.	83,061
260	NHN Corp.(a)	35,839
1,145	POSCO	380,633
2,280	POSCO, ADR	188,488
1,351	Samsung Electronics Co., Ltd.	624,655
1,630	Shinhan Financial Group Co., Ltd.(a)	41,093
1,381	SK Telecom Co., Ltd.	188,250

		2,187,698

	Mexico (0.5%)
6,873	America Movil SAB de CV, ADR, Series L	266,122
79,370	Cemex Sab de CV, Series CPO(a)	74,197
11,415	Grupo Televisa SA, Series CPO	38,792

		379,111

	Netherlands (3.2%)
9,732	Aegon NV	60,251
915	European Aeronautic Defence & Space Co. NV(b)	14,860
11,798	Heineken NV	439,695
13,906	ING Groep NV	140,883
23,666	Koninklijke KPN NV	326,538
6,223	Koninklijke Philips Electronics NV	114,896
13,817	Reed Elsevier NV	152,779
30,573	Royal Dutch Shell PLC, Class A	766,076
1,980	TNT NV	38,701
16,934	Unilever NV	409,569

		2,464,248

	Norway (1.0%)
7,820	DnB NOR ASA(a)	59,752
6,861	Norsk Hydro ASA(a)	35,352
5,135	Orkla ASA	37,339
30,193	StatoilHydro ASA(b)	596,408
3,078	Telenor ASA(a)	23,753

		752,604

	Portugal (0.0%)
10,780	EDP - Energias de Portugal SA	42,347

	Russia (2.3%)
27,750	Gazprom OAO, ADR	562,770
3,762	Inter Rao Ues OAO, GDR(a)(c)	27,463
1,251	Kuzbassenergo OJSC, GDR(a)(c)	2,314
7,700	LUKOIL, ADR	344,190
20,913	MMC Norilsk Nickel, OJSC, ADR(a)	190,308
4,087	Mobile Telesystems OJSC, ADR(a)	150,933
1,600	NovaTek OAO, GDR	76,320
17,316	OGK-1 OAO, GDR(a)(c)	14,719
900,000	RAO Energy System of East OAO(a)(d)	4,950
30,250	Rosneft Oil Co., GDR(a)	169,400
9,462	Sistema-Hals, GDR(a)(e)	4,021
1,161	TGK-2, GDR(a)(c)	3,019
2,853	TGK-4, GDR(a)(c)	4,422
641	TGK-9 OAO, GDR(a)(c)	1,410
19,133	Vimpel-Communications, ADR(a)	225,195
3,006	Volga Territorial Generating Co., GDR(c)	6,758
3,096	Yenisei Territorial Generating Co., OJSC, GDR(a)(c)	2,012

		1,790,204

	South Africa (0.2%)
567	Anglo Platinum, Ltd.	40,165
4,893	Impala Platinum Holdings, Ltd.	108,270
1,042	Sasol, Ltd.	36,454

		184,889

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Spain (3.0%)
25,245	Banco Bilbao Vizcaya Argentaria SA(b)	$317,874
5,013	Banco Popular Espanol SA(b)	43,863
64,800	Banco Santander Central Hispano SA(b)	783,315
5,659	EDP Renovaveis SA(a)	58,055
1,216	Gamesa Corp. Tecnologica SA	23,183
11,216	Iberdrola Renovables(a)(b)	51,420
26,038	Iberdrola SA(b)	212,330
3,355	Inditex SA	161,467
28,001	Telefonica SA	635,894

		2,287,401

	Sweden (1.2%)
5,834	Atlas Copco AB, Class A	58,744
7,213	Getinge AB, Class B	94,693
4,649	Hennes & Mauritz AB, Class B(b)	232,145
17,122	Sandvik AB	127,615
12,100	SKF AB, Class B(b)	149,553
12,562	Svenska Cellulosa AB, Class B	132,258
10,104	TeliaSonera AB	53,179
6,221	Volvo AB, Class B	38,530

		886,717

	Switzerland (6.9%)
17,822	ABB, Ltd.(a)	281,421
857	Adecco SA	35,820
8,554	Credit Suisse Group	391,910
890	Flughafen Zuerich AG	199,164
74	Givaudan SA	45,425
2,012	Holcim, Ltd.(a)	114,552
28,985	Nestle SA	1,094,429
1,670	Nobel Biocare Holding AG	36,546
21,190	Novartis AG	862,586
5,663	Roche Holding AG	771,596
243	Swatch Group AG (The)	39,109
2,762	Swiss Reinsurance	91,774
276	Swisscom AG	84,931
656	Syngenta AG	152,629
20,127	UBS AG(a)	247,128
59,792	Xstrata PLC	649,835
839	Zurich Financial Services AG	148,296

		5,247,151

	Taiwan (0.6%)
2,093	Chunghwa Telecom Co., Ltd., ADR	41,504
40,989	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	385,707
11,528	United Microelectronics Corp., ADR	30,434

		457,645

	Ukraine (0.3%)
933,947	Raiffeisen Bank Aval(a)	36,293
2,656	Ukrnafta Oil Co.(a)(d)	43,693
1,101,903	Ukrsotsbank JSCB(a)	43,107
33,222	UkrTelecom, GDR(d)	81,044

		204,137

	United Kingdom (10.5%)
14,999	Anglo American PLC	438,557
5,960	AstraZeneca PLC	262,791
3,436	Aviva PLC	19,346
33,611	Barclays PLC	156,192
2,254	BG Group PLC	37,957
31,914	BHP Billiton PLC	719,297
92,445	BP PLC	730,482
8,078	British American Tobacco PLC	222,986
26,871	BT Group PLC	45,022
8,816	Cadbury PLC	75,356
15,539	Diageo PLC	223,188
47,851	GlaxoSmithKline PLC	845,206
101,537	HSBC Holdings PLC	845,922
5,555	Imperial Tobacco Group PLC	144,583
14,732	J Sainsbury PLC	76,079
31,916	Legal & General Group, PLC	29,853
262,849	Lloyds TSB Group PLC	303,010
8,149	Marks & Spencer Group PLC	41,092
36,059	Old Mutual PLC	48,156
16,358	Prudential PLC	111,814
14,797	Rio Tinto PLC	512,441
6,656	Rolls-Royce Group PLC(a)	39,796
1,194,164	Rolls-Royce Group PLC, Class C(a)(e)(f)	1,965
115,285	Royal Bank of Scotland Group PLC(a)	73,274
10,696	Standard Chartered PLC	201,117
69,530	Tesco PLC	406,045
562,906	Vodafone Group PLC	1,094,818
13,241	WM Morrison Supermarkets PLC	51,717
36,250	WPP PLC	241,062

		7,999,124

	United States (0.0%)
1,775	Southern Copper Corp.	36,281

	Total Common Stocks (Cost $63,996,983)	65,485,283

EXCHANGE TRADED FUNDS (9.6%)
	Japan (2.9%)
220,950	Nomura TOPIX	2,192,642

	Singapore (3.7%)
525,000	iShares MSCI India(a)	2,861,250

	United States (3.0%)
22,160	iShares MSCI Brazil Index Fund	1,173,815
107,061	iShares MSCI Taiwan Index Fund	1,080,246

		2,254,061

	Total Exchange Traded Funds (Cost $6,851,928)	7,307,953

RIGHTS/WARRANTS (0.5%)
	Italy (0.0%)
2,435	Unione di Banche Italiane Scpa Warrants, Expire 06/30/11(a)(b)(f)	—

	Russia (0.1%)
9	Unified Energy System Warrants, Expire 12/31/09(a)(c)	36,482

	United Kingdom (0.4%)
9,873	Rio Tinto PLC, Rights, Expire 07/02/09	332,987

	Total Rights/Warrants (Cost $402,572)	369,469

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (7.7%)
	United States (7.7%)
5,890,465	Federated Treasury Obligations Fund, Institutional Shares	$5,890,465

	Total Investment Company (Cost $5,890,465)	5,890,465

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (4.5%)
$3,473,644	Pool of Various Securities	3,456,816

	Total Securities Held as Collateral for Securities on Loan (Cost $3,473,644)	3,456,816

Total Investments — 108.2% (Cost $80,615,592)		82,509,986
Net Other Assets (Liabilities) — (8.2)%		(6,222,736)

NET ASSETS — 100.0%		$76,287,250

(a)	Represents non-income producing security.

(b)	Represents that all or a portion of the security was on loan as of June 30, 2009.

(c)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities to be illiquid. As of June 30, 2009, these securities represent 0.13% of net assets.

(d)	Illiquid.

(e)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(f)	Security was fair valued under methods approved by the Board of Trustees.

ADR	—	American Depository Receipt
CPO	—	Certificate of Participation Ordinary
GDR	—	Global Depository Receipt
JSCB	—	Joint Stock Commercial Bank

Sector	Percentage of net assets
Consumer Discretionary	6.5%
Consumer Staples	6.4%
Energy	12.9%
Exchange Traded Fund	9.6%
Financials	19.4%
Health Care	6.0%
Industrials	9.6%
Information Technology	3.2%
Materials	12.1%
Telecommunication Services	7.3%
Utilities	3.0%
Cash and Cash Equivalents	12.2%

108.2%

Foreign Currency Exchange Contracts	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollars	Fair Value	Unrealized Appreciation/ (Depreciation)
Short
Czech Koruna vs. U.S. Dollar	07/14/2009	(717,078)	$(39,078)	$(38,740)	$338
Czech Koruna vs. U.S. Dollar	09/16/2009	(2,808,952)	(146,754)	(151,467)	(4,712)
Czech Koruna vs. U.S. Dollar	10/14/2009	(719,814)	(39,078)	(38,786)	292
Czech Koruna vs. U.S. Dollar	10/27/2009	(16,318,723)	(833,406)	(879,046)	(45,642)
Hungary Forint vs. U.S. Dollar	09/16/2009	(154,692,548)	(762,972)	(783,696)	(20,724)
Sweden Krona vs. U.S. Dollar	09/08/2009	(3,107,747)	(406,045)	(402,781)	3,264

Total Short Contracts			$(2,227,333)	$(2,294,516)	$(67,184)

Long
Canadian Dollar vs. U.S. Dollar	09/16/2009	867,652	772,462	746,285	(26,177)
British Pound vs. U.S. Dollar	09/16/2009	717,754	1,173,212	1,180,697	7,485
Japanese vs. U.S. Dollar	07/08/2009	143,408,704	1,492,038	1,488,788	(3,249)

Total Long Contracts			$3,497,712	$3,415,770	$(21,941)

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (85.2%)
	Consumer Discretionary (7.9%)
1,058,000	Comcast Corp., Class A	$15,330,420
895,000	News Corp., Class A	8,153,450
301,000	Yum! Brands, Inc.(a)	10,035,340

		33,519,210

	Consumer Staples (3.8%)
128,000	Energizer Holdings, Inc.(b)	6,686,720
692,000	Smithfield Foods, Inc.(a)(b)(c)	9,667,240

		16,353,960

	Energy (12.4%)
197,000	Apache Corp.(a)	14,213,550
80,000	Consol Energy, Inc.(a)	2,716,800
407,000	Halliburton Co.(a)	8,424,900
395,000	Petroleo Brasileiro SA, ADR(a)	13,177,200
727,000	Weatherford International, Ltd.(a)(b)	14,220,120

		52,752,570

	Financials (1.7%)
25,300	Markel Corp.(b)	7,127,010

	Health Care (26.3%)
547,800	Allscripts-Misys Healthcare Solutions, Inc.(a)(c)	8,688,108
324,000	Baxter International, Inc.	17,159,040
230,000	Becton Dickinson & Co.	16,401,300
788,000	Bristol-Myers Squibb Co.	16,004,280
284,000	McKesson Corp.	12,496,000
312,220	Medcath Corp.(b)	3,671,707
334,000	Teva Pharmaceutical Industries, Ltd., ADR(c)	16,479,560
634,000	UnitedHealth Group, Inc.	15,837,320
149,000	Varian Medical Systems, Inc.(b)	5,235,860

		111,973,175

	Industrials (7.9%)
161,000	L-3 Communications Holdings, Inc.	11,170,180
592,103	Spirit Aerosystems Holdings, Inc., Class A(b)	8,135,495
297,000	SPX Corp.(a)	14,544,090

		33,849,765

	Information Technology (22.1%)
790,000	Activision Blizzard, Inc.(b)	9,977,700
858,000	Akamai Technologies, Inc.(a)(b)	16,456,440
820,000	Cisco Systems, Inc.(b)	15,284,800
1,205,000	Dell, Inc.(b)	16,544,650
675,000	eBay, Inc.(b)	11,562,750
446,000	Harris Corp.	12,648,560
104,087	Harris Stratex Networks, Inc., Class A(b)	674,484
720,000	Symantec Corp.(a)(b)	11,203,200

		94,352,584

	Materials (3.1%)
790,000	Nalco Holding Co.(a)	13,303,600

	Total Common Stocks (Cost $378,714,463)	363,231,874

INVESTMENT COMPANY (15.4%)
65,484,177	Federated Treasury Obligations Fund, Institutional Shares	65,484,177

	Total Investment Company (Cost $65,484,177)	65,484,177

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.1%)
$ 9,631,224	Pool of Various Securities	8,970,243

	Total Securities Held as Collateral for Securities on Loan (Cost $9,631,224)	8,970,243

Total Investments — 102.7% (Cost $453,829,864)		437,686,294
Net Other Assets (Liabilities) — (2.7)%		(11,678,396)

NET ASSETS — 100.0%		$426,007,898

(a)	Security held as collateral for written call option.

(b)	Represents non-income producing security.

(c)	Represents that all or a portion of the security was on loan as of June 30, 2009.

ADR	—	American Depository Receipt

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Equity Income Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
COMMON STOCKS (89.7%)
	Consumer Discretionary (3.2%)
896,000	Pearson PLC, ADR(a)	$9,058,560

	Consumer Staples (19.8%)
200,000	Diageo PLC, ADR	11,450,000
226,000	Kimberly-Clark Corp.	11,849,180
296,844	Kraft Foods, Inc., Class A	7,522,027
229,000	PepsiCo, Inc.	12,585,840
303,000	Philip Morris International, Inc.	13,216,860

		56,623,907

	Energy (21.5%)
186,000	BP PLC, ADR(a)	8,868,480
149,000	Chevron Corp.	9,871,250
320,000	Kinder Morgan Management LLC(b)	14,454,419
544,000	Natural Resource Partners LP	11,451,200
308,000	Teekay Corp.(c)	6,477,240
529,900	Teekay LNG Partners LP	10,333,050

		61,455,639

	Financials (5.7%)
353,000	Allstate Corp. (The)	8,613,200
315,000	Federated Investors, Inc., Class B(c)	7,588,350

		16,201,550

	Health Care (10.5%)
192,000	Abbott Laboratories	9,031,680
271,000	Novartis AG, ADR	11,054,090
667,000	Pfizer, Inc.	10,005,000

		30,090,770

	Industrials (10.8%)
48,300	Boeing Co. (The)(c)	2,052,750
95,000	Eaton Corp.	4,237,950
697,000	General Electric Co.	8,168,840
78,000	Lockheed Martin Corp.	6,290,700
356,000	Waste Management, Inc.(a)	10,024,960

		30,775,200

	Information Technology (14.0%)
738,000	Intel Corp.(c)	12,213,900
728,000	Nokia Corp., ADR(a)	10,614,240
403,000	Paychex, Inc.	10,155,600
760,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(c)	7,151,600

		40,135,340

	Utilities (4.2%)
358,000	Dominion Resources, Inc.	11,964,360

	Total Common Stocks (Cost $286,263,775)	256,305,326

INVESTMENT COMPANY (9.7%)
27,856,124	Federated Treasury Obligations Fund, Institutional Shares	27,856,124

	Total Investment Company (Cost $27,856,124)	27,856,124

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (8.2%)
$ 23,807,279	Pool of Various Securities	23,378,677

	Total Securities Held as Collateral for Securities on Loan (Cost $23,807,279)	23,378,677

Total Investments — 107.6% (Cost $337,927,178)		307,540,127
Net Other Assets (Liabilities) — (7.6)%		(21,783,866)

NET ASSETS — 100.0%		$285,756,261

(a)	Represents that all or a portion of the security was on loan as of June 30, 2009.

(b)	Represents non-income producing security.

(c)	Security held as collateral for written call option.

ADR	—	American Depository Receipt
LLC	—	Limited Liability Company

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (16.8%)
	Fannie Mae(b) (3.8%)
$ 204,745	5.000%, 10/25/15, Series 2003-16, Class PC	$208,054
1,500,000	4.500%, 9/25/16, Series 2003-81, Class NY	1,551,475
411,194	4.500%, 8/25/26, Series 2005-65, Class WG	415,684

		2,175,213

	Freddie Mac(b) (10.2%)
371,872	5.000%, 9/15/18, Series 2701, Class OD	378,544
189,891	5.000%, 6/15/24, Series 2915, Class KA	191,892
309,032	5.000%, 2/15/25, Series 2941, Class XA	314,279
361,731	5.000%, 7/15/25, Series 2931, Class JA	368,102
314,888	4.000%, 5/15/26, Series 2750, Class KP	319,829
835,155	4.000%, 8/15/26, Series 2595, Class WJ	841,197
351,090	5.000%, 9/15/26, Series 3018, Class UM	356,406
877,969	4.500%, 5/15/27, Series 2682, Class XJ	899,367
613,126	5.500%, 6/15/27, Series 3255, Class QA	629,739
1,580,261	4.500%, 4/15/29, Series 2614, Class QE	1,603,171

		5,902,526

	Ginnie Mae (2.8%)
1,562,259	4.500%, 4/16/28, Series 2003-97, Class NC	1,590,146

	Total Collateralized Mortgage Obligations (Cost $9,638,658)	9,667,885

CORPORATE BONDS (9.8%)
	Financials (9.8%)
1,000,000	American Express Bank FSB, 3.150%, 12/9/11(a)	1,035,441
1,000,000	General Electric Capital Corp., 2.200%, 6/8/12(a)	1,005,123
1,000,000	Goldman Sachs Group, Inc. (The), 3.250%, 6/15/12	1,034,899
1,000,000	JPMorgan Chase & Co., 2.200%, 6/15/12	1,005,061
1,500,000	Regions Bank, 3.250%, 12/9/11	1,556,349

	Total Corporate Bonds (Cost $5,609,909)	5,636,873

MORTGAGE-BACKED SECURITIES (5.2%)
	Fannie Mae(b) (3.2%)
512,727	4.500%, 1/1/10, Pool #254626	519,270
208,504	6.500%, 8/1/13, Pool #251901	221,544
227,412	6.000%, 3/1/16, Pool #253702	241,895
214,191	6.000%, 4/1/16, Pool #535846	227,832
405,439	6.500%, 4/1/16, Pool #253706	430,416
165,539	6.000%, 8/1/16, Pool #545125	176,496

		1,817,453

	Freddie Mac(b) (2.0%)
658,971	4.500%, 1/1/10, Pool #M80792	670,951
96,613	6.500%, 5/1/13, Pool #E00548	101,572
354,624	6.000%, 9/1/16, Pool #E01049	374,135

		1,146,658

	Total Mortgage-Backed Securities (Cost $2,849,284)	2,964,111

MUNICIPAL BONDS (6.3%)
	California (1.8%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project Refunding Revenue, Series B, 5.370%, 5/1/15	1,028,340

	Texas (1.8%)
1,000,000	Texas State, College Student Loan G.O., 5.000%, 8/1/11	1,047,010

	Virginia (1.7%)
310,000	Danville City, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.000%, 3/1/13	319,334
215,000	Danville City, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.200%, 3/1/14	220,667
430,000	Danville City, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.550%, 3/1/15	440,905

		980,906

	West Virginia (1.0%)
500,000	West Virginia School Building Authority, WV, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/12	539,710

	Total Municipal Bonds (Cost $3,574,726)	3,595,966

U.S. GOVERNMENT AGENCIES (54.3%)
	Fannie Mae(b) (14.7%)
2,000,000	0.160%, 7/21/09*	1,999,822
2,500,000	3.875%, 2/15/10	2,553,590
1,000,000	6.250%, 2/1/11	1,051,790
1,750,000	4.375%, 3/15/13	1,881,936
1,000,000	3.375%, 3/10/14	1,001,296

		8,488,434

	Federal Farm Credit Bank (14.2%)
3,000,000	5.375%, 7/18/11	3,237,873
1,000,000	3.950%, 3/4/13	1,023,400
2,750,000	4.250%, 7/8/13	2,938,339
1,000,000	2.750%, 5/6/14	990,761

		8,190,373

	Federal Home Loan Bank (12.8%)
3,000,000	4.625%, 2/18/11, Series 616	3,174,786
1,500,000	4.340%, 11/28/12	1,549,695
2,500,000	5.785%, 6/25/14	2,616,340

		7,340,821

	Freddie Mac(b) (12.6%)
1,250,000	0.240%, 7/6/09*	1,249,969
2,000,000	2.125%, 4/2/12	2,008,062
2,000,000	3.250%, 3/3/14	1,987,470
2,000,000	3.250%, 3/18/14	1,997,736

		7,243,237

	Total U.S. Government Agencies (Cost $30,856,967)	31,262,865

Continued

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
U.S. TREASURY NOTES (6.5%)
$ 500,000	4.250%, 10/15/10	$523,184
2,000,000	1.375%, 5/15/12(a)	1,988,760
1,150,000	4.125%, 8/31/12(a)	1,235,171

	Total U.S. Treasury Notes (Cost $3,665,940)	3,747,115

Shares
INVESTMENT COMPANY (1.0%)
575,245	Federated Treasury Obligations Fund,
	Institutional Shares	575,245

	Total Investment Company (Cost $575,245)	575,245

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.6%)
$ 3,910,607	Pool of Various Securities	3,823,134

	Total Securities Held as Collateral for Securities on Loan (Cost $3,910,607)	3,823,134

Total Investments — 106.5% (Cost $60,681,336)		61,273,194
Net Other Assets (Liabilities) — (6.5)%		(3,750,902)

NET ASSETS — 100.0%		$57,522,292

*	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

(a)	Represents that all or a portion of the security was on loan as of June 30, 2009.

(b)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

FGIC	—	Financial Guaranty Insurance Corp.
G.O.	—	General Obligation
NATL	—	National
RE	—	Reinsurance

See accompanying notes to the Schedules of Portfolio Investments

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (0.7%)
$ 649,302	Chase Mortgage Finance Corp., Series 2005-S3, Class A6, 5.500%, 11/25/35	$507,876
656,038	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.250%, 3/25/34	613,196

	Total Collateralized Mortgage Obligations (Cost $1,037,016)	1,121,072

CORPORATE BONDS (7.9%)
	Energy (1.3%)
2,000,000	ConocoPhillips, 4.750%, 2/1/14	2,082,370

	Financials (5.3%)
5,000,000	American Express Bank FSB, 3.150%, 12/9/11	5,177,205
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	1,967,252
2,000,000	MBNA Corp., 5.000%, 6/15/15	1,799,676

		8,944,133

	Industrials (0.6%)
1,000,000	General Dynamics Corp., 5.250%, 2/1/14	1,068,472

	Information Technology (0.7%)
1,000,000	International Business Machines Corp., 7.625%, 10/15/18	1,195,277

	Total Corporate Bonds (Cost $12,938,022)	13,290,252

MORTGAGE-BACKED SECURITIES (25.2%)
	Fannie Mae(b) (19.4%)
3,834,829	5.000%, 1/1/18, Pool #650205	4,015,546
3,392,187	4.500%, 3/1/18, Pool #555292	3,519,252
1,314,821	5.500%, 1/1/33, Pool #678321	1,365,552
2,353,333	5.000%, 7/1/33, Pool #724965	2,406,563
745,263	5.000%, 8/1/33, Pool #724365	767,534
921,578	5.000%, 8/1/33, Pool #738751	943,549
768,283	5.000%, 10/1/33, Pool #753298	785,545
2,295,922	6.500%, 11/1/34, Pool #783476	2,443,767
8,385,043	5.500%, 9/1/35, Pool #835787	8,687,609
7,507,926	5.500%, 8/1/37, Pool #946238	7,703,763

		32,638,680

	Freddie Mac(b) (5.8%)
4,304,435	4.500%, 2/1/18, Pool #E94445	4,464,327
5,058,957	5.500%, 2/1/29, Pool #A18613	5,255,535

		9,719,862

	Total Mortgage-Backed Securities (Cost $40,719,550)	42,358,542

MUNICIPAL BONDS (1.3%)
	Wisconsin (1.3%)
2,045,000	Wisconsin State, Public Improvements G.O., Series B, Callable 5/1/15 @ 100 (FSA), 5.000%, 5/1/25	2,116,698

	Total Municipal Bonds (Cost $2,090,576)	2,116,698

U.S. GOVERNMENT AGENCIES (41.8%)
	Fannie Mae(b) (14.5%)
3,000,000	4.050%, 2/22/13	3,170,937
6,970,000	5.125%, 1/2/14	7,097,899
10,000,000	5.210%, 1/25/23	10,149,230
4,000,000	5.210%, 3/3/23	4,040,408

		24,458,474

	Federal Farm Credit Bank (6.1%)
10,000,000	4.670%, 2/27/18	10,284,920

	Federal Home Loan Bank (3.2%)
5,000,000	5.000%, 11/17/17	5,320,570

	Freddie Mac(b) (12.0%)
3,000,000	5.875%, 3/21/11	3,145,458
10,000,000	3.000%, 2/4/14	9,972,240
5,000,000	5.000%, 8/6/14	5,020,165
2,000,000	4.875%, 6/13/18(a)	2,152,268

		20,290,131

	Private Export Funding Corp. (6.0%)
4,350,000	4.974%, 8/15/13	4,715,561
5,000,000	4.550%, 5/15/15	5,327,700

		10,043,261

	Total U.S. Government Agencies (Cost $69,639,095)	70,397,356

U.S. TREASURY NOTES (9.4%)
10,000,000	1.875%, 4/30/14(a)	9,703,900
5,000,000	6.250%, 8/15/23	6,090,625

	Total U.S. Treasury Notes (Cost $15,990,346)	15,794,525

U.S. TREASURY BILLS* (14.8%)
15,000,000	0.135%, 8/13/09	14,997,581
10,000,000	0.452%, 4/8/10	9,966,280

	Total U.S. Treasury Bills (Cost $24,962,456)	24,963,861

Shares
INVESTMENT COMPANY (2.2%)
3,748,814	Federated Treasury Obligations Fund, Institutional Shares	3,748,814

	Total Investment Company (Cost $3,748,814)	3,748,814

Continued

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (3.0%)
$ 5,178,000	Pool of Various Securities	$5,085,211

	Total Securities Held as Collateral for Securities on Loan (Cost $5,178,000)	5,085,211

Total Investments — 106.3% (Cost $176,303,875)		178,876,331
Net Other Assets (Liabilities) — (6.3)%		(10,525,556)

NET ASSETS — 100.0%		$168,350,775

*	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

(a)	Represents that all or a portion of the security was on loan as of June 30, 2009.

(b)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

FSA	—	Insured by Financial Security Assurance
G.O.	—	General Obligation

See accompanying notes to the Schedules of Portfolio Investments

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (12.6%)
$ 2,006,000	American Express Credit Account Master Trust, Series 2004-5, Class A, 0.409%, 4/16/12*(a)	$2,004,305
1,205,000	American Express Credit Account Master Trust, Series 2007-8, Class B, 1.019%, 5/15/15*	1,094,052
3,500,000	BMW Vehicle Lease Trust, Series 2009-1, Class A3, 2.910%, 3/15/12	3,520,022
1,614,000	Carmax Auto Owner Trust, Series 2009-1, Class A3, 4.120%, 3/15/13	1,660,646
5,095,000	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-4, Class 1A5, STEP, 5.416%, 5/25/33	2,717,074
1,250,000	Chase Issuance Trust, Series 2005-A13, Class A13, 0.359%, 2/15/13*	1,230,415
800,000	Chase Issuance Trust, Series 2006-A1, Class A, 0.359%, 4/15/13*	785,269
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.359%, 7/15/14*(a)	2,065,651
2,517,000	Chase Manhattan Auto Owner Trust, Series 2006-B, Class A4, 5.110%, 4/15/14	2,593,685
2,973,239	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	2,481,137
670,000	Harley-Davidson Motorcycle Trust, Series 2009-1, Class A3, 3.190%, 11/15/13	673,674
4,030,000	Honda Auto Receivables Owner Trust, Series 2008-1, Class A4, 4.880%, 9/18/14	4,212,175
1,337,000	Honda Auto Receivables Owner Trust, Series 2009-2, Class A4, 4.430%, 7/15/15	1,360,537
2,935,000	Hyundai Auto Receivables Trust, Series 2008-A, Class A4, 5.480%, 11/17/14	3,062,285
2,829,000	MBNA Credit Card Master Note Trust, Series 2002-A8, Class A8, 1.281%, 12/15/11*(a)	2,829,335
2,085,000	MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1, 4.450%, 8/15/16	1,899,725
2,000,000	Nissan Auto Lease Trust, Series 2009-A, Class A3, 2.920%, 12/15/11	2,011,725
1,290,000	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A4, 4.740%, 8/17/15	1,324,888
2,370,000	USAA Auto Owner Trust, Series 2008-1, Class A4, 4.500%, 10/15/13	2,456,373
2,935,000	USAA Auto Owner Trust, Series 2009-1, A4, 4.770%, 9/15/14	3,006,367
1,384,000	World Omni Auto Receivables Trust, Series 2009-A, Class A4, 5.120%, 5/15/14	1,431,644

	Total Asset Backed Securities (Cost $46,573,096)	44,420,984

COLLATERALIZED MORTGAGE OBLIGATIONS (3.6%)
3,321,469	Chase Mortgage Finance Corp., Series 2003-S7, Class A1, 0.714%, 8/25/18*	3,000,834
2,626,695	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-7, Class 3A1, 4.050%, 5/25/34*	2,181,980
1,863,849	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	1,850,422
2,729,100	RBSSP Resecuritization Trust, Series 2009-6, Class 2A1, 5.177%, 1/26/36*(b)	2,538,063
3,695,847	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.840%, 6/25/34*	3,335,626

	Total Collateralized Mortgage Obligations (Cost $12,644,070)	12,906,925

COMMERCIAL MORTGAGE-BACKED SECURITIES (7.9%)
3,700,000	CS First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	3,412,459
3,824,742	GE Capital Commercial Mortgage Corp., Series 2005-C1, Class A2, 4.353%, 6/10/48	3,728,487
1,619,420	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	1,581,038
2,800,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2003-CB7, Class A4, 4.879%, 1/12/38*	2,481,065
2,774,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	2,467,767
5,510,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB18, Class A4, 5.440%, 6/12/47	4,149,062
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,212,576
3,700,000	Morgan Stanley Capital I, Series 2005-HQ6,
	Class A4A, 4.989%, 8/13/42	3,161,032
6,300,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 6.100%, 2/15/51*	4,768,297

	Total Commercial Mortgage-Backed Securities (Cost $29,140,693)	27,961,783

CORPORATE BONDS (30.9%)
	Consumer Discretionary (2.9%)
2,904,000	Comcast Corp., 6.950%, 8/15/37	3,027,940
2,110,000	Historic TW, Inc., 9.125%, 1/15/13	2,323,114
3,405,000	Time Warner Cable, Inc., 6.750%, 6/15/39	3,314,056
1,514,000	Time Warner, Inc., 5.875%, 11/15/16	1,492,062

		10,157,172

	Consumer Staples (1.8%)
1,530,000	Altria Group, Inc., 9.950%, 11/10/38	1,766,116
2,070,000	CVS Caremark Corp., 4.875%, 9/15/14(a)	2,100,928
1,125,000	Kraft Foods, Inc., 6.125%, 2/1/18	1,163,163
1,165,000	PepsiCo, Inc., 7.900%, 11/1/18	1,417,344

		6,447,551

	Energy (1.2%)
2,030,000	ConocoPhillips, 5.750%, 2/1/19	2,133,560
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13(a)	2,253,240

		4,386,800

	Financials (12.4%)
1,525,000	Aflac, Inc., 8.500%, 5/15/19	1,629,514
1,625,000	American Express Co., 8.125%, 5/20/19	1,686,310
2,600,000	Bank of America Corp., 5.125%, 11/15/14(a)	2,444,416
2,042,000	Bank of America Corp., 5.750%, 12/1/17	1,818,254

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$ 940,000	Bank of America Corp., 7.625%, 6/1/19	$944,193
3,160,000	Bear Stearns Cos., Inc. (The), 7.250%, 2/1/18(a)	3,330,605
470,000	Credit Suisse, New York, 5.500%, 5/1/14	488,302
2,355,000	ERP Operating LP, 5.125%, 3/15/16(a)	2,159,763
1,769,000	GATX Financial Corp., 5.125%, 4/15/10(a)	1,768,202
6,150,000	General Electric Capital Corp., Series MTN, 6.875%, 1/10/39	5,535,695
1,355,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	1,450,896
2,380,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	2,221,304
1,525,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/1/37	1,355,716
2,100,000	Merrill Lynch & Co., Inc., 6.875%, 4/25/18	1,943,668
1,550,000	MetLife, Inc., 6.750%, 6/1/16	1,577,985
1,259,000	Morgan Stanley, 4.250%, 5/15/10	1,273,285
3,888,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(a)	3,875,971
2,585,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14(a)	2,442,362
1,530,000	Simon Property Group LP, 6.750%, 5/15/14(c)	1,537,350
3,525,000	Wachovia Bank, N.A., 5.850%, 2/1/37	3,109,533
1,455,000	Wachovia Corp., 5.625%, 10/15/16	1,389,975

		43,983,299

	Health Care (0.8%)
2,940,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15(a)	2,740,653

	Industrials (3.7%)
3,593,000	Allied Waste North America, Inc., 6.875%, 6/1/17(a)	3,557,070
3,893,000	Corrections Corp. of America, 6.250%, 3/15/13(a)	3,688,617
3,730,000	Goodrich (BF) Corp., 6.290%, 7/1/16(a)	3,812,053
2,100,000	L-3 Communications Corp., 5.875%, 1/15/15	1,863,750

		12,921,490

	Information Technology (3.8%)
1,750,000	Fiserv, Inc., 6.125%, 11/20/12	1,816,495
1,100,000	Hewlett-Packard Co., 4.750%, 6/2/14	1,148,334
540,000	Hewlett-Packard Co., 5.400%, 3/1/17	561,425
2,185,000	International Business Machines Corp., 5.700%, 9/14/17	2,319,734
1,555,000	International Business Machines Corp., 8.000%, 10/15/38	2,012,649
2,069,000	Oracle Corp., 6.125%, 7/8/39	2,055,220
3,890,000	Xerox Corp., 6.350%, 5/15/18	3,471,825

		13,385,682

	Materials (0.7%)
1,800,000	ArcelorMittal, 9.850%, 6/1/19	1,942,582
590,000	Valspar Corp., 7.250%, 6/15/19	594,123

		2,536,705

	Telecommunication Services (2.6%)
900,000	AT&T, Inc., 5.800%, 2/15/19	913,776
3,930,000	AT&T, Inc., 6.400%, 5/15/38(a)	3,847,124
610,000	Deutsche Telekom International Finance BV, 6.000%, 7/8/19	615,429
590,000	Telecom Italia Capital SA, 7.175%, 6/18/19	598,080
655,000	Verizon Communications, Inc., 6.350%, 4/1/19	681,391
2,342,000	Verizon Communications, Inc., 7.350%, 4/1/39	2,551,965

		9,207,765

	Utilities (1.0%)
1,470,000	Duke Energy Corp., 6.250%, 6/15/18	1,544,766
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	1,944,341

		3,489,107

	Total Corporate Bonds (Cost $107,771,771)	109,256,224

MORTGAGE-BACKED SECURITIES (38.5%)
	Fannie Mae(d) (15.7%)
54,900	6.000%, 10/1/13, Pool #252061	58,397
134,379	5.500%, 4/1/18, Pool #685496	141,930
160,607	5.000%, 8/1/20, Pool #832058	167,322
383,132	5.000%, 8/1/20, Pool #838787	399,152
835,307	5.500%, 11/1/20, Pool #843972	878,325
396,804	5.500%, 6/1/21, Pool #831526	416,123
100,410	5.000%, 5/1/22, Pool #256716	104,107
1,400,442	6.000%, 7/1/22, Pool #944967	1,484,600
2,820,000	5.000%, 12/1/22, Pool #967350	2,923,811
9,017,673	5.000%, 5/1/23, Pool #976197	9,344,902
1,144,232	5.000%, 9/1/25, Pool #255892	1,172,617
2,884,886	5.500%, 2/1/27, Pool #256600	2,996,252
584,226	6.500%, 1/1/35, Pool #809198	625,681
2,567,271	5.500%, 3/1/35, Pool #787561	2,659,908
3,765,773	5.500%, 4/1/35, Pool #822982	3,905,187
301,641	6.000%, 4/1/35, Pool #735503	317,671
397,537	7.000%, 6/1/35, Pool #255820	433,074
715,095	7.000%, 6/1/35, Pool #830686	779,019
1,872,278	5.500%, 10/1/35, Pool #817568	1,939,837
1,376,469	5.500%, 2/1/36, Pool #256101	1,426,137
898,157	5.500%, 2/1/36, Pool #831295	930,566
1,306,861	6.500%, 3/1/36, Pool #866062	1,394,079
1,364,290	6.000%, 6/1/36, Pool #886959	1,429,120
1,233,123	6.500%, 7/1/36, Pool #885493	1,315,419
487,618	5.500%, 12/1/36, Pool #922224	504,375
5,713,248	5.500%, 1/1/37, Pool #256552	5,909,585
3,060,997	6.000%, 4/1/37, Pool #256674	3,203,584
1,063,287	6.000%, 9/1/37, Pool #955005	1,112,817
3,800,000	6.000%, 12/1/37, Pool #965613	3,977,011
897,325	5.000%, 11/1/38, Pool #995074	915,046
1,647,239	4.500%, 1/1/39, Pool #AA0841	1,646,101
960,249	4.500%, 2/1/39, Pool #930492	959,586

		55,471,341

	Freddie Mac(d) (20.8%)
1,123,435	5.000%, 5/1/20, Pool #B19275	1,169,004
292,043	5.500%, 3/1/21, Pool #J01432	306,353
1,905,589	5.500%, 10/1/21, Pool #G12425	1,995,985
987,161	5.000%, 12/1/21, Pool #J04025	1,025,352
1,836,324	5.000%, 7/1/25, Pool #C90908	1,888,513
1,727,205	4.500%, 6/1/35, Pool #G01842	1,724,760
3,770,019	5.500%, 6/1/35, Pool #A35148	3,904,878
2,448,299	5.500%, 7/1/35, Pool #A36540	2,535,878
917,965	6.000%, 7/1/35, Pool #A36304	960,726
1,010,233	5.500%, 8/1/35, Pool #A36652	1,046,370
1,378,936	5.000%, 9/1/35, Pool #A37961	1,407,969
685,352	5.500%, 9/1/35, Pool #G08080	709,869

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac(d) — (continued)
$3,547,247	5.095%, 12/1/35, Pool #847603*	$3,679,023
1,059,505	5.500%, 12/1/35, Pool #A40359	1,097,405
1,436,906	5.000%, 3/1/36, Pool #G08115	1,467,160
2,361,964	5.500%, 4/1/36, Pool #A44445	2,442,764
1,181,684	6.500%, 5/1/36, Pool #A48509	1,257,409
484,817	5.000%, 7/1/36, Pool #G02291	494,191
3,407,248	6.000%, 9/1/36, Pool #A52325	3,562,770
1,592,889	5.500%, 12/1/36, Pool #A80368	1,647,380
4,592,279	5.883%, 12/1/36, Pool #1J1390*	4,841,465
3,657,826	5.000%, 4/1/37, Pool #G08191	3,725,696
3,011,859	6.000%, 4/1/37, Pool #A58853	3,146,981
3,179,521	5.000%, 7/1/37, Pool #G03050	3,238,516
1,146,381	6.000%, 8/1/37, Pool #A64067	1,197,811
1,481,679	5.500%, 9/1/37, Pool #G03202	1,531,671
1,961,910	5.500%, 1/1/38, Pool #A71523	2,028,106
2,534,014	5.500%, 1/1/38, Pool #G04507	2,619,512
2,668,148	5.215%, 4/1/38, Pool #783255*	2,783,375
2,534,806	5.500%, 7/1/38, Pool #A79017	2,620,189
1,476,141	5.500%, 7/1/38, Pool #G04388	1,525,864
1,495,522	4.500%, 9/1/38, Pool #G04953	1,490,749
1,881,783	6.000%, 9/1/38, Pool #A81453	1,966,100
850,923	4.500%, 1/1/39, Pool #A84147	848,207
4,000,000	5.000%, 5/1/39, Pool #G08345	4,073,594
1,762,000	4.500%, 7/15/39(e)	1,753,740

		73,715,335

	Ginnie Mae (2.0%)
6,796,744	5.000%, 7/15/39(e)	6,928,431

	Total Mortgage-Backed Securities (Cost $132,323,006)	136,115,107

MUNICIPAL BONDS (4.4%)
	California (0.2%)
780,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	815,747

	District of Columbia (0.4%)
1,310,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	1,378,605

	Florida (0.4%)
1,300,000	Greater Orlando Aviation Authority, FL, Port, Airport & Marina Improvements Revenue, Series A, Callable 10/1/09 @ 101 (NATL-RE FGIC), 5.250%, 10/1/12	1,316,757

	Iowa (1.5%)
7,050,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable, Callable 7/29/09 @ 100 (AMBAC, GTD STD LNS), 5.648%, 12/1/31*(f)(g)	5,146,500

	New Jersey (1.4%)
7,100,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue, Series A, Callable 7/23/09 @ 100 (NATL-RE, GTD STD LNS), 0.840%, 6/1/36*(f)(g)	4,970,000

	New York (0.5%)
1,785,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 8/10/09 @ 100.5 (General Obligation of Authority), 5.500%, 7/15/15	1,795,746

	Total Municipal Bonds (Cost $19,403,677)	15,423,355

U.S. TREASURY NOTES (0.2%)
50,000	4.375%, 2/15/38	50,492
750,000	4.500%, 5/15/38(a)	774,258

	Total U.S. Treasury Notes (Cost $805,247)	824,750

FOREIGN GOVERNMENT BONDS (0.3%)
	Canada (0.2%)
544,000	Ontario (Province of), 4.100%, 6/16/14	554,776

	Germany (0.1%)
436,000	Kreditanstalt fuer Wiederaufbau, 4.875%, 6/17/19	451,782

	Total Foreign Government Bonds (Cost $978,347)	1,006,558

SUPRANATIONAL BONDS (1.2%)
950,000	European Investment Bank, 2.375%, 3/14/14	923,865
2,175,000	European Investment Bank, 3.000%, 4/8/14(c)	2,164,627
1,050,000	International Bank for Reconstruction & Development, 2.000%, 4/2/12	1,049,581

	Total Supranational Bonds (Cost $4,141,392)	4,138,073

Shares
INVESTMENT COMPANY (2.2%)
7,704,293	Federated Treasury Obligations Fund, Institutional Shares	7,704,293

	Total Investment Company (Cost $7,704,293)	7,704,293

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.9%)
$3,809,700	Pool of Various Securities	3,301,119

	Total Securities Held as Collateral for Securities on Loan (Cost $3,809,700)	3,301,119

Total Investments — 102.7% (Cost $365,295,292)		363,059,171
Net Other Assets (Liabilities) — (2.7)%		(9,648,993)

NET ASSETS — 100.0%		$353,410,178

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2009.The maturity date reflected is the final maturity date.

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis or for futures contracts.

(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(c)	Represents that all or a portion of the security was on loan as of June 30, 2009.

(d)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac in to conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.

(e)	Represents a security purchased on a when-issued basis. At June 30, 2009, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $8,688,465.

(f)	Security was fair valued under methods approved by the Board of Trustees.

(g)	Illiquid.

AMBAC	—	American Municipal Bond Insurance Corp.
FGIC	—	Financial Guaranty Insurance Corp.
GTD STD LNS	—	Guaranteed Student Loans
MTN	—	Medium Term Note
NATL	—	National
RE	—	Reinsurance
STEP	—	Step Coupon Bond

Futures	Contracts	Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Five Year Note, September 2009	129	$(124,273)
U.S. Treasury Ten Year Note, September 2009	7	(6,798)
U.S. Treasury Twenty Year Bond, September 2009	31	30,441

Total Long Contracts		$(100,630)

See accompanying notes to the Schedules of Portfolio Investments

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (92.6%)
	Kentucky (92.6%)
$320,000	Boone County, KY, School District Finance Corp. Revenue, Callable 8/1/15 @ 100 (XLCA), OID, 4.000%, 8/1/17	$325,949
125,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	128,572
300,000	Campbell & Kenton Counties, KY, Santation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	310,968
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	515,430
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	310,911
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (CIFG), 4.375%, 9/1/17	86,652
400,000	Jefferson County, KY, First Mortgage Christian Church Homes Revenue, Callable 7/27/09 @ 100, OID, 6.125%, 11/15/18	399,972
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	106,173
30,000	Kentucky Area Development Districts Financing, City of Ewing Trust Lease Program Revenue, Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	30,968
250,000	Kentucky Area Development Districts, Trust Lease Acquisition Program Certificate of Participation, Series M, Callable 7/27/09 @ 100, 4.300%, 8/1/09	250,572
800,000	Kentucky Area Development Districts, Trust Lease Acquisition Program Certificate of Participation, Series M, Callable 7/27/09 @ 100, 4.000%, 11/1/09	808,656
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	532,675
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (NATL-RE), 5.000%, 5/1/13	542,515
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	325,503
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	524,376
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	536,250
500,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	487,035
510,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	539,881
285,000	Kentucky Housing Corp. Refunding Revenue, Series F, Callable 7/1/13 @ 100, 4.850%, 1/1/24	285,103
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	177,256
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	263,882
200,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (NATL-RE), OID, 5.500%, 5/1/15	208,424
100,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.250%, 8/1/10	104,804
300,000	Kentucky State Property & Buildings Commission, Project No. 69 Refunding Revenue, Series A (FSA), 5.500%, 8/1/11	324,720
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	215,582
150,000	Kentucky State Property & Buildings Commission, Project No. 74 Revenue, Prerefunded 2/1/12 @ 100 (FSA), 5.375%, 2/1/14	165,574
380,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	411,532
500,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	528,895
475,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	507,918
205,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	229,401
250,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	277,930
145,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	165,977
175,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series B, Callable 7/1/15 @ 100 (AMBAC), 5.000%, 7/1/19	185,215
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	271,648
70,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	74,319
380,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	380,980

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$590,000	Louisville & Jefferson County Metropolitan Sewer District, KY, Sewer Improvements Revenue, Series A, Callable 11/15/11 @ 101 (NATL-RE), 5.500%, 5/15/34	$596,602
150,000	Louisville & Jefferson County, KY, Metropolitan Government G.O., Series A, 4.000%, 11/1/13	162,678
420,000	Louisville & Jefferson County, KY, Metropolitan Government Jewish Hospital St. Mary’s Healthcare Refunding Revenue, Callable 2/1/13 @ 100, 6.000%, 2/1/22	427,955
530,000	Louisville & Jefferson County, KY, Metropolitan Government Norton Healthcare, Inc. Refunding Revenue, Callable 10/1/16 @ 100, 5.250%, 10/1/36	460,994
350,000	Louisville, KY, Parking Authority Revenue, 7.500%, 7/1/09	350,070
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	580,518
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	598,800
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	708,579
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	271,410
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	380,903
500,000	Western Kentucky University, KY, General Receipts Revenue (Assured Guaranty), 3.000%, 9/1/13	510,230

	Total Municipal Bonds (Cost $16,179,962)	16,590,957

Shares
INVESTMENT COMPANY (6.2%)
1,115,463	Federated Tax-Free Obligations Fund, Institutional Service Class	1,115,463

	Total Investment Company (Cost $1,115,463)	1,115,463

Total Investments — 98.8% (Cost $17,295,425)		17,706,420
Net Other Assets (Liabilities) — 1.2%		214,681

NET ASSETS — 100.0%		$17,921,101

AMBAC	—	American Municipal Bond Insurance Corp.
CIFG	—	CDC IXIS Financial Guarantee
FGIC	—	Financial Guaranty Insurance Corp.
FSA	—	Financial Security Assurance
G.O.	—	General Obligation
N.A.	—	North America
NATL	—	National
OID	—	Original Issue Discount
RE	—	Reinsurance
XLCA	—	XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.8%)
	District of Columbia (3.7%)
$690,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 7/1/12	$749,823
55,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/14	60,037

		809,860

	Maryland (93.1%)
375,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	415,586
395,000	Baltimore County, MD, Oak Crest Village, Inc. Facilities Refunding Revenue, Series A, Callable 1/1/17 @ 100, 5.000%, 1/1/22	374,914
215,000	Baltimore County, MD, Shelter Elder Care Revenue, Series A, Prerefunded 11/1/09 @ 102, OID, 7.375%, 11/1/21	223,458
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	531,455
105,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.000%, 9/1/14	114,432
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	136,161
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	571,450
250,000	Frederick, MD, Public Improvements G.O., Series A, 4.000%, 3/1/19	263,403
350,000	Frederick, MD, Public Improvements G.O., Series A, Callable 3/1/19 @ 100, OID, 4.500%, 3/1/24	358,453
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	528,900
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	480,613
100,000	Maryland Community Development Adminis- tration, Residential Housing Refunding Revenue, Series C, 3.850%, 9/1/15	103,570
100,000	Maryland Community Development Adminis- tration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	103,295
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	267,415
250,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	234,353
225,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	239,040
280,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/16	291,992
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	256,610
65,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	72,400
730,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	787,969
75,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 7/27/09 @ 100, OID, 5.500%, 7/1/13	79,064
700,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46*	749,273
750,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health Refunding Revenue, 5.000%, 7/1/15	773,513
195,000	Maryland Health & Higher Educational Facilities Authority, Medlantic / Helix Issue Revenue, Series B, Callable 7/27/09 @ 101 (AMBAC), 5.250%, 8/15/13	196,574
500,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	483,150
250,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Refunding Revenue, Callable 7/1/17 @ 100, 4.750%, 7/1/34	193,743
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	347,964
100,000	Maryland Health & Higher Educational Facilities Authority, North Arundel Hospital Revenue, Prerefunded 7/1/10 @ 101, OID, 6.500%, 7/1/31	106,989
200,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	208,088
60,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Refunding Revenue, Callable 7/27/09 @ 100, 4.700%, 7/1/10	60,107
150,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Revenue, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	161,955
120,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/12	125,053
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Prerefunded 7/1/12 @ 100, 5.750%, 7/1/17	281,005

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$310,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, 5.000%, 7/1/15	$320,710
400,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	382,864
245,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	277,759
250,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	289,235
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	541,230
825,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	938,454
115,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Callable 7/1/14 @ 100 (FSA), 5.000%, 7/1/15	128,499
395,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	428,014
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	556,685
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	575,010
300,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	345,165
245,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Callable 3/15/17 @ 100, 5.000%, 3/15/22	267,518
510,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	559,480
250,000	Maryland Water Quality Financing Adminis- tration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	280,025
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	256,158
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	258,132
170,000	Montgomery County, MD, Construction & Public Improvement G.O., Prerefunded 2/1/11 @ 101, OID, 4.750%, 2/1/16	182,012
445,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	509,992
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	804,132
370,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	426,421
270,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, Callable 7/1/15 @100, 5.000%, 7/1/18	298,760
320,000	Ocean City, MD, Public Improvements G.O. (NATL-RE FGIC), Callable 3/1/11 @ 101, OID, 4.750%, 3/1/17	336,608
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14 .	285,538
75,000	University System of Maryland, Auxiliary Facilities & Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	85,330
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	305,074
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	107,135
500,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/22 @ 100, 5.000%, 11/1/22	487,150

		20,355,037

	Total Municipal Bonds (Cost $20,410,724)	21,164,897

Shares
INVESTMENT COMPANY (2.8%)
616,230	Federated Maryland Municipal Cash Trust	616,230

	Total Investment Company (Cost $616,230)	616,230

Total Investments — 99.6% (Cost $21,026,954)		21,781,127
Net Other Assets (Liabilities) — 0.4%		82,652

NET ASSETS — 100.0%		$21,863,779

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2009.The maturity date reflected is the final maturity date.

AMBAC	—	American Municipal Bond Insurance Corp.
FGIC	—	Financial Guaranty Insurance Corp.
FHA	—	Federal Housing Authority
FSA	—	Financial Security Assurance
G.O.	—	General Obligation
NATL	—	National
OID	—	Original Issue Discount
RE	—	Reinsurance
VA	—	Veterans Administration

See accompanying notes to the Schedules of Portfolio Investments

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.8%)
	North Carolina (96.8%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,106,160
260,000	Albemarle, NC, Healthcare Authority Refunding Revenue, OID, 4.500%, 10/1/11	256,919
170,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	166,146
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (FSA), 5.600%, 5/1/13	1,217,298
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,033,859
775,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	743,636
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,104,918
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,031,030
800,000	Caldwell County, NC, Public Improvements G.O., Series A, Callable 7/27/09 @ 101.5, OID, 4.700%, 6/1/12	817,520
1,000,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,052,920
1,015,000	Catawba County, NC, Public School & Community College Improvements Projects Certificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,037,442
1,010,000	Charlotte, NC, Refunding G.O., Series B, 5.000%, 6/1/15	1,158,884
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,400,589
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,072,890
3,115,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	3,542,939
2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,096,800
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,204,721
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	3,022,192
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,483,469
860,000	Dare County, NC, Certificates of Participation (AMBAC), 4.000%, 6/1/15	868,841
1,795,000	Davidson County, NC, G.O., Callable 6/1/17 @ 100 (FSA), 5.000%, 6/1/25	1,901,497
2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	2,100,800
1,000,000	Durham, NC, Refunding G.O., 5.000%, 2/1/13	1,117,690
1,000,000	Durham, NC, Refunding G.O., 5.000%, 4/1/15	1,144,680
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,078,720
1,000,000	Gastonia, NC, Combined Utilities Systems Refunding Revenue (NATL-RE), 5.000%, 5/1/10	1,031,590
400,000	Goldsboro, NC, Sewer Improvements G.O., Callable 7/27/09 @ 102, 4.250%, 6/1/13	408,724
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (FSA), 5.500%, 9/1/10	1,532,217
1,000,000	Guilford County, NC, Public Improvements G.O., Series B, 5.000%, 10/1/09	1,011,810
2,075,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,239,153
570,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (FSA), 5.000%, 11/1/26	593,262
1,180,000	Iredell County Public Facilities Corp., NC, School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,252,405
870,000	Iredell County, NC, School Projects Certificate of Participation (FSA), 5.250%, 6/1/17	971,938
1,070,000	Johnston County Finance Corp., NC, School & Museum Projects Revenue, Prerefunded 8/1/09 @ 101 (FSA), 5.500%, 8/1/10	1,085,461
850,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/15 @ 100 (NATL-RE FGIC), 5.250%, 2/1/16	958,851
100,000	Johnston County, NC, Refunding G.O. (NATL-RE FGIC), 5.000%, 2/1/13	111,141
1,110,000	Johnston Memorial Hospital Authority Revenue (FSA FHA), 5.000%, 10/1/16	1,180,651
200,000	Lincolnton, NC, Lincolnton Enterprise Systems Refunding Revenue (XLCA), 4.000%, 5/1/12	200,326
600,000	Lumberton, NC, Sewer Improvements G.O., Callable 7/27/09 @ 100.5, 4.750%, 2/1/10	604,428
590,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/13	645,419
1,360,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,484,957
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 10/1/09 @ 101 (NATL-RE), 5.250%, 10/1/12	1,012,780
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (FSA), 5.000%, 10/1/21	1,010,560
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (FSA), 5.000%, 10/1/22	1,004,150
300,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	251,739
235,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/13	209,183

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 295,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, OID, 4.125%, 10/1/14	$253,836
645,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/16	650,224
1,205,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, 5.000%, 6/1/17	1,203,385
1,165,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/19	1,127,778
545,000	North Carolina Capital Facilities Finance Agency, Meredith College Refunding Revenue, OID, 4.250%, 6/1/14	540,929
1,555,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	1,632,221
2,980,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	3,001,188
860,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, OID, 5.000%, 1/1/17	960,551
2,325,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,857,169
130,000	North Carolina Medical Care Commission, Arbor Acres Unlimited Refunding Revenue, 4.500%, 1/1/17	124,095
1,000,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	842,970
2,000,000	North Carolina Medical Care Commission, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	2,370,680
1,995,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,910,492
1,560,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,377,230
1,500,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,582,125
1,875,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	1,945,087
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (FSA-CR), 5.000%, 11/1/15	1,045,070
1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 10/1/09 @ 101, OID, 6.250%, 10/1/19	973,370
3,000,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36*	3,115,950
1,370,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,357,588
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,041,220
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,073,711
1,720,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	1,847,762
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,068,300
900,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	930,546
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,081,210
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,465,344
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	541,190
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,131,590
1,385,000	North Carolina State, G.O., Series A, 5.000%, 6/1/12	1,536,034
1,500,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	1,663,425
2,900,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,349,587
2,000,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,299,840
1,030,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,146,205
1,070,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	1,185,517
1,000,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,092,420
165,000	Onslow County, NC, School Project, Certificate of Participation, Callable 6/1/16 @ 100 (XLCA), 5.000%, 6/1/18	167,792
65,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	68,982
1,720,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,748,174

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 930,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	$984,461
1,280,000	Piedmont Triad Airport Authority, NC, Refunding Revenue, Series A, Prerefunded 7/1/09 @ 101 (FSA), 6.375%, 7/1/16	1,293,018
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 7/27/09 @ 100, OID, 5.500%, 12/1/15	2,550,508
415,000	Randolph County, NC, Refunding Certificate of Participation (FSA), 5.000%, 6/1/15	460,413
1,390,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,540,384
160,000	Surry County, NC, Northern Hospital District Revenue, 4.000%, 10/1/10	158,682
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	975,534
210,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	205,477
600,000	Thomasville, NC, Thomasville Enterprise Systems Revenue, Series B, Callable 7/27/09 @ 101 (FSA), OID, 5.100%, 6/1/17	607,968
1,355,000	Union County, NC, School Improvements G.O., Series A, Callable 3/1/19 @ 100, 4.000%, 3/1/22	1,363,591
1,050,000	Union County, NC, School Improvements G.O., Series D (NATL-RE), 5.000%, 3/1/14	1,180,746
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,108,664
1,000,000	University of North Carolina at Chapel Hill Revenue, Series A, Callable 12/1/15 @ 100, 5.000%, 12/1/34	1,022,540
1,650,000	University of North Carolina at Greensboro Revenue, Series A, Callable 4/1/19 @ 100 (Assured Guaranty), OID, 5.000%, 4/1/34	1,640,595
1,355,000	University of North Carolina at Wilmington Revenue, Callable 1/1/13 @ 100 (AMBAC), 5.250%, 1/1/21	1,396,327
1,465,000	University of North Carolina System College Improvements Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,521,652
400,000	University of North Carolina System College Improvements Revenue, Series A (AMBAC), 5.000%, 4/1/14	429,812
990,000	University of North Carolina System College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,043,569
500,000	University of North Carolina System College Improvements Revenue, Series B (AMBAC), 4.000%, 4/1/14	516,995
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,302,490
1,060,000	Wake County, NC, Wake County Hospital Revenue (NATL-RE), OID, 5.125%, 10/1/13	1,205,506
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,112,370
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,068,910

		139,564,304

	Total Municipal Bonds (Cost $135,907,799)	139,564,304

Shares
INVESTMENT COMPANY (4.5%)
6,523,788	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	6,523,788

	Total Investment Company (Cost $6,523,788)	6,523,788

Total Investments — 101.3% (Cost $142,431,587)		146,088,092
Net Other Assets (Liabilities) — (1.3)%		(1,832,000)

NET ASSETS — 100.0%		$144,256,092

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2009.The maturity date reflected is the final maturity date.

AMBAC	—	Insured by AMBAC Indemnity Corp.
CR	—	Custodial Receipts
FGIC	—	Financial Guaranty Insurance Corp.
FHA	—	Federal Housing Authority
FSA	—	Insured by Financial Security Assurance
G.O.	—	General Obligation
HUD	—	Housing & Urban Development
NATL	—	National
OID	—	Original Issue Discount
RE	—	Reinsurance
XLCA	—	XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.8%)
	South Carolina (96.8%)
$100,000	Anderson County, SC, Water & Sewer System Revenue, Callable 7/1/12 @ 101 (NATL-RE FGIC), OID, 5.000%, 7/1/20	$101,520
250,000	Camden, SC, Public Utilities Improvements Refunding Revenue (NATL-RE FGIC), 3.500%, 3/1/12	258,902
180,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	190,588
125,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	132,375
300,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	327,780
185,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	200,769
310,000	Charleston County, SC, Hospital Facilities Revenue Care Alliance Health Series B1 (FSA), 5.000%, 8/15/16	328,448
30,000	Charleston, SC, Refunding & Capital Improvements Revenue, 5.125%, 1/1/12	32,685
160,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/17	159,523
415,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	434,924
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	499,307
120,000	Colleton County, SC, School Improvements G.O., Callable 7/27/09 @ 101 (FSA, State Aid Withholding), OID, 4.200%, 3/1/12	121,428
155,000	Darlington County, SC, Correctional Facilities Improvements G.O., Callable 7/27/09 @ 101 (AMBAC), 4.000%, 3/1/11	156,852
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	373,545
275,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	296,081
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	199,990
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	123,449
630,000	Florence County, SC, McLeod Regional Medical Center Project Refunding Revenue, Series A, Callable 7/27/09 @ 102 (NATL-RE), 5.250%, 11/1/11	643,406
100,000	Florence, SC, New Public Housing Authority Revenue, Callable 8/1/09 @ 100 (U.S. Government Guaranteed), 5.750%, 8/1/10	105,342
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	470,470
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	346,990
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (FSA, SCSDE), 5.000%, 3/1/16	284,700
250,000	Georgetown County, SC, Refunding G.O., Series A, Callable 3/1/13 @ 100 (NATL-RE FGIC, State Aid Withholding), OID, 4.375%, 3/1/18	251,765
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	104,733
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	408,185
250,000	Horry County School District, SC, School Improvements G.O., Series A, Callable 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	270,760
950,000	Horry County, SC, Correctional Facilities Improvements G.O., Callable 3/1/18 @ 100, OID, 4.125%, 3/1/22	959,975
215,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 7/27/09 @ 100 (FSA, State Aid Withholding), 4.000%, 4/1/12	215,374
305,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 7/27/09 @ 100 (FSA, State Aid Withholding), 4.000%, 4/1/13	305,442
500,000	Kershaw County, SC, Public Schools Foundation Installment Power Refunding Revenue, Kershaw County School District Project (CIFG), 5.000%, 12/1/16	536,490
415,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	382,381
265,000	Lexington County, SC, Health Services District Income Hospital Refunding & Improvements Revenue, Prerefunded 11/1/13 @ 100, OID, 5.500%, 11/1/32	303,844
690,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	714,178
500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (FSA), 5.000%, 3/1/16	545,440
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	570,900
250,000	Medical University of South Carolina, Hospital Facilities Revenue, Prerefunded 7/1/09 @ 101, OID, 5.700%, 7/1/12	252,538
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	131,607
100,000	Newberry County, SC, Newberry County Memorial Hospital Refunding Revenue (Radian), OID, 3.500%, 12/1/10	99,459
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	469,295
500,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	515,380
285,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	300,119

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$500,000	Richland County School District No. 2, SC, School Improvements G.O., Series B, Callable 2/1/12 @ 100, (NATL-RE FGIC, SCSDE), 5.000%, 2/1/21	$515,315
425,000	Scago Educational Facilities Corp. for Colleton School District, SC, Pickens County Project Revenue (FSA), 5.000%, 12/1/14	453,722
230,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	239,568
205,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/15	209,217
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	191,334
525,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 7/27/09 @ 101 (FSA), 5.500%, 2/1/11	531,778
800,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	740,752
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	561,358
200,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	205,978
535,000	South Carolina Jobs-Economic Development Authority, Tuomey Medical Center Refunding Revenue (CIFG), 5.000%, 11/1/12	530,757
530,000	South Carolina State Public Service Authority Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	556,696
305,000	South Carolina State Public Service Authority Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	315,010
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Improvements Revenue, Series A, Callable 1/1/10 @ 101 (NATL-RE), 5.500%, 1/1/11	154,568
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Callable 1/1/12 @ 101 (FSA), 5.250%, 1/1/17	161,965
500,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	516,425
115,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	122,467
275,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	293,012
470,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	512,554
450,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	485,806
250,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	254,162
525,000	Spartanburg County School District No. 5, SC, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	546,368
40,000	Spartanburg County, SC, Regional Health Services District Refunding Revenue, Series D (Assured Guaranty), 4.250%, 4/15/16	40,724
280,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	301,762
500,000	York County, SC, Rock Hill School District No. 3, G.O., Series A, Callable 7/27/09 @ 101 (SCSDE), OID, 5.000%, 3/1/12	506,485
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (FSA, SCSDE), 5.000%, 3/1/22	545,807
65,000	York County, SC, School District No. 4, Fort Mill G.O., Callable 3/1/14 @ 100 (SCSDE), 5.000%, 3/1/34	65,534

	Total Municipal Bonds (Cost $22,295,947)	22,686,063

Shares
INVESTMENT COMPANY (2.9%)
682,500	Federated Tax-Free Obligations Fund, Institutional Service Class	682,500

	Total Investment Company (Cost $682,500)	682,500

Total Investments — 99.7% (Cost $22,978,447)		23,368,563
Net Other Assets (Liabilities) — 0.3%		68,773

NET ASSETS — 100.0%		$23,437,336

AMBAC	—	Insured by AMBAC Indemnity Corp.
CIFG	—	CDC IXIS Financial Guarantee
FGIC	—	Financial Guaranty Insurance Corp.
FSA	—	Insured by Financial Security Assurance
G.O.	—	General Obligation
NATL	—	National
OID	—	Original Issue Discount
RE	—	Reinsurance
SCSDE	—	South Carolina School District Enhancement
XLCA	—	XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (98.6%)
	District of Columbia (1.5%)
$1,290,000	Washington Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE FGIC), 6.000%, 7/1/09	$1,290,181

	Virginia (97.1%)
1,000,000	Alexandria, VA, Construction & Public Improvements G.O., 5.000%, 1/1/13	1,116,090
1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	1,153,570
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,143,210
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,030,130
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Callable 5/15/14 @ 100, 5.000%, 5/15/15	1,230,364
1,080,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,234,235
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,092,333
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,627,134
810,000	Danville City, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/21	872,969
850,000	Danville City, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/22	908,412
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,567,215
1,000,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	1,033,120
1,390,000	Henrico County, VA, Economic Development Authority, Virginia United Methodist Refunding Revenue, Series A, Prerefunded 6/1/12 @100, OID, 6.700%, 6/1/27	1,596,985
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,148,410
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,154,650
1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	1,181,293
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (FSA), 5.750%, 1/1/11	1,071,760
1,500,000	Loudoun County, VA, School Improvements G.O., Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/26	1,620,090
1,435,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,516,034
2,500,000	New River Valley Regional Jail Authority, Grant Anticipation Notes Correctional Facility Improvements Revenue, Callable 4/1/10 @ 100, 4.000%, 4/1/11	2,520,150
1,205,000	Newport News Economic Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,279,529
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,248,783
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,147,040
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 7/27/09 @ 101 (FSA), 5.125%, 11/1/11	1,043,781
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,083,300
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 7/27/09 @ 101 (FSA), 5.375%, 7/1/14	405,204
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,067,520
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,413,760
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,910,965
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (NATL-RE, School Board Resolution Federal), 5.625%, 3/1/15	1,151,638
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,563,307
975,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	932,012
825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	929,181
1,480,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,596,298
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (FSA), 5.000%, 1/15/17	1,120,820
2,925,000	Spotsylvania County, VA, Refunding G.O. (FSA), 5.500%, 7/15/12	3,285,799
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	364,732

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 195,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	$200,448
330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	329,855
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	590,994
1,300,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,470,066
2,395,000	Suffolk, VA, Refunding Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,705,296
2,175,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Callable 6/1/12 @ 100, OID, 5.500%, 6/1/26	2,404,201
300,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	345,099
1,650,000	Virginia Beach, VA, Public Improvements G.O., Callable 6/1/19 @ 100, 5.000%, 6/1/20	1,862,223
2,000,000	Virginia Beach, VA, Public Improvements G.O., Callable 6/1/19 @ 100, 5.000%, 6/1/22	2,213,300
1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Callable 2/1/17 @ 100, 5.000%, 2/1/18	1,800,334
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,232,720
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,033,960
1,000,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,053,290
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,756,648
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,560,252
2,240,000	Virginia Public Building Authority, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,419,939
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,120,520
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,055,740
1,000,000	Virginia Public School Authority, Unrefunded Balance Refunding School Financing Revenue, Series I, 5.250%, 8/1/10	1,050,650
1,385,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	1,439,057
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,171,540
805,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	928,101
750,000	Virginia Resources Authority, VA, State Revolving Fund Refunding Revenue, Callable 10/1/19 @ 100, 5.000%, 10/1/30	776,115
400,000	Watkins Centre Community Development Authority, VA, Transit Improvements Revenue, Callable 3/1/15 @ 100, OID, 5.400%, 3/1/20	333,320
1,000,000	Western Virginia Regional Jail Authority, Aniticipation Notes Correctional Facility Improvements Revenue, Callable 7/27/09 @ 100, 4.125%, 12/1/09	1,008,110
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33*	2,028,280

		83,251,881

	Total Municipal Bonds (Cost $81,042,081)	84,542,062

Shares
INVESTMENT COMPANY (0.2%)
149,656	Federated Virginia Municipal Money Market Portfolio, Institutional Class	149,656

	Total Investment Company (Cost $149,656)	149,656

Total Investments — 98.8% (Cost $81,191,737)		84,691,718
Net Other Assets (Liabilities) — 1.2%		1,049,338

NET ASSETS — 100.0%		$85,741,056

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2009. The maturity date reflected is the final maturity date.

BHAC	—	Bershire Hathaway Insurance Corp.
CIFG	—	CDC IXIS Financial Guarantee
CR	—	Custodial Receipts
FGIC	—	Financial Guaranty Insurance Corp.
FSA	—	Financial Security Assurance
G.O.	—	General Obligation
NATL	—	National
OID	—	Original Issue Discount
RE	—	Reinsurance
XLCA	—	XL Capital Assurance

See accompanying notes to the Schedules of Portfolio Investments

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (94.9%)
	West Virginia (94.9%)
$1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	$1,358,050
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (FSA), 5.000%, 5/1/23	707,667
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 5/1/11 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,171,239
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	536,235
200,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/11	213,584
1,375,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,535,944
490,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue (FGIC), 7.375%, 4/1/11	541,675
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 12/15/09 @ 103 (FSA), 5.250%, 12/15/18	1,074,012
1,765,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	1,825,257
1,000,000	Fairmont State College, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	1,014,260
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 7/27/09 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	681,809
2,000,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (FSA), 5.000%, 5/1/18	2,213,420
1,390,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,086,730
545,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	503,842
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	911,621
1,350,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,312,659
1,370,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,192,681
555,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 12/1/09 @ 100.5 (NATL-RE-IBC), OID, 5.000%, 6/1/13	562,143
1,115,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	934,894
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,211,444
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,344,178
2,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 7/27/09 @ 100 (AMBAC), 6.150%, 5/1/15	2,100,315
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @100 (NATL-RE), 5.000%, 6/1/22	1,021,670
565,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 4.500%, 9/1/09	568,859
1,260,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (FSA), 5.000%, 9/1/14	1,406,576
480,000	West Virginia Economic Development Authority, Berkeley Co. Development Authority Refunding Revenue, OID, 4.700%, 2/1/17	413,798
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,166,980
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/15	1,061,070
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/18	1,064,310
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/19	1,106,882
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @101 (NATL-RE), 5.500%, 6/1/13	1,080,100
450,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	484,088
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	252,180
250,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	249,292
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,346,338

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$ 820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	$891,266
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,063,210
1,795,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,835,208
1,170,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/34	1,131,051
205,000	West Virginia Housing Development Fund, Marion Unity Apartments Project Refunding Revenue, Series A, Callable 7/1/11 @ 100, 5.400%, 1/1/16	190,217
1,705,000	West Virginia School Building Authority Excess, Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,749,756
1,525,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	1,654,320
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,266,383
1,960,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,068,368
1,465,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,530,280
275,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 1/1/14	301,001
1,020,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,123,632
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,392,391
1,295,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,339,678
35,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital Revenue, Series A, Callable 2/15/14 @ 100 (FSA), 5.250%, 2/15/18	36,065
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	768,890
450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	485,960
800,000	West Virginia State Hospital Finance Authority, Department of Health & Human Resource Refunding Revenue, Callable 7/27/09 @ 100 (FSA), 5.000%, 8/1/09	802,016
1,180,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 7/27/09 @ 100 (NATL-RE), 6.100%, 1/1/18	1,180,637
810,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	779,722
900,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC General Obligation of Authority), 5.000%, 5/15/10	930,330
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC General Obligation of Authority), 5.250%, 5/15/12	1,085,170
700,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC General Obligation of Authority), 5.250%, 5/15/17	767,592
360,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	367,974
1,440,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.500%, 4/1/11	1,527,898
955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	969,774
525,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 5.000%, 10/1/26	536,812
540,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (FSA), 4.750%, 10/1/23	547,474
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	911,120
150,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/12	164,457
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,341,594

	Total Municipal Bonds (Cost $68,073,934)	68,996,048

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (3.0%)
2,228,297	Federated Tax-Free Obligations Fund, Institutional Service Class	$2,228,297

	Total Investment Company (Cost $2,228,297)	2,228,297

Total Investments — 97.9% (Cost $70,302,231)		71,224,345
Net Other Assets (Liabilities) — 2.1%		1,504,589

NET ASSETS — 100.0%		$72,728,934

AMBAC	—	American Municipal Bond Insurance Corp.
FGIC	—	Financial Guaranty Insurance Corp.
FSA	—	Financial Security Assurance
G.O.	—	General Obligation
IBC	—	Insured Bond Certificates
NATL	—	National
OID	—	Original Issue Discount
RE	—	Reinsurance

See accompanying notes to the Schedules of Portfolio Investments

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (99.6%)
	Arizona (5.9%)
$ 5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue, 0.350%, 7/2/09*(a)	$5,000,000
5,200,000	Tempe Union High School District No. 213, AZ, Refunding G.O., 3.250%, 7/1/10	5,338,735
2,000,000	Yavapai County Industrial Development Authority Northern Arizona Healthcare Refunding Revenue, Series B (Banco Bilbao Vizcaya), 0.270%, 7/2/09*	2,000,000

		12,338,735

	Colorado (3.2%)
5,000,000	Colorado Educational & Cultural Facilities Authority, Fuller Theological Project Revenue (Keybank N.A.), 2.200%, 7/2/09*	5,000,000
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 0.450%, 7/2/09*	1,600,000

		6,600,000

	Florida (5.6%)
4,385,000	Miami, FL, Health Facilities Authority Refunding Revenue, Mercy Hospital Project (NationsBank N.A.), 0.280%, 7/1/09*	4,385,000
4,300,000	Orange County, FL, Industrial Development Authority, Catholic Diocese Project Revenue (Suntrust Bank), 2.550%, 7/1/09*	4,300,000
3,070,000	Volusia County, FL, Educational Facility Authority, Bethune Cookman College Project Revenue (Suntrust Bank), 2.500%, 7/1/09*	3,070,000

		11,755,000

	Georgia (6.2%)
1,100,000	Clayton County, GA, Housing Authority Refunding Revenue, Summerwind, Series A (Fannie Mae), 0.320%, 7/2/09*	1,100,000
4,000,000	De Kalb County, GA, Housing Authority Refunding Revenue, Timber Trace Apartments Project (Freddie Mac), 0.320%, 7/2/09*	4,000,000
1,000,000	Floyd County, GA, Development Authority, Georgia Power Co. Plant Hammond Project Refunding Revenue, 0.220%, 7/1/09*	1,000,000
1,700,000	Fulton County, GA, Development Authority Refunding Revenue, 0.500%, 7/15/09*	1,700,000
3,000,000	Fulton County, GA, Development Authority Revenue, Children Health Care Atlanta, 0.280%, 7/1/09*	3,000,000
2,090,000	Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System Refunding Revenue, Series G (Bayerische Landesbank), 1.500%, 7/1/09*	2,090,000

		12,890,000

	Illinois (8.4%)
6,140,000	Chicago Board of Education, IL, School Improvements G.O., Series B (FSA), 1.000%, 7/2/09*	6,140,000
1,750,000	Cook County, IL, Capital Improvements G.O., Series B, 0.370%, 7/1/09*	1,750,000
4,000,000	Illinois Finance Authority, Swedish Conevant Refunding Revenue, Series A (LaSalle Bank N.A.), 0.320%, 7/1/09*	4,000,000
5,000,000	Illinois Financial Authority, Bradley University Revenue, Series A (Northern Trust Company), 0.300%, 7/2/09*	5,000,000
500,000	Illinois Health Facilities Authority, Rehabilitation Institute Chicago Project Refunding Revenue (Bank of America N.A.), 0.350%, 7/2/09*	500,000

		17,390,000

	Indiana (1.6%)
3,435,000	Indianapolis City, IN, Washington Pointe Project Refunding Revenue, Series A (Fannie Mae), 0.260%, 7/3/09*	3,435,000

	Maine (3.5%)
5,000,000	Finance Authority of Maine Revenue, Mt. Desert (Citizens Bank), 3.000%, 7/2/09*	5,000,000
2,200,000	Kittery, ME, G.O. Bond Anticipation Notes Cash Flow Management, 1.750%, 9/30/09	2,202,701

		7,202,701

	Massachusetts (1.0%)
2,000,000	Massachusetts Health & Educational Facilities Authority, Cape Cod Healthcare Revenue, Series D (Assured Guaranty), 0.350%, 7/2/09*	2,000,000

	Mississippi (1.7%)
3,500,000	Mississippi Business Finance Corp., MS, Industrial Improvements Revenue Gulfport Promenade Project (Regions Bank), 3.100%, 7/2/09*	3,500,000

	Missouri (6.5%)
8,750,000	Kansas City Industrial Development Authority, MO, Bethesda Living Center Nursing Homes Revenue, Series A, Callable 7/1/09 @ 100 (LaSalle National Bank), 0.350%, 7/2/09*	8,750,000
2,900,000	Missouri State Health & Educational Facilities Authority, MO, Dialsis Clinic, Inc. Project Revenue (Suntrust Bank), 2.550%, 7/1/09*	2,900,000
1,900,000	Missouri State Health & Educational Facilities Authority, MO, Sisters Mercy Health Revenue, Series D, 0.230%, 7/2/09*	1,900,000

		13,550,000

	New Jersey (1.8%)
1,750,000	Englewood Cliffs Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 2.500%, 5/7/10	1,773,563
1,925,000	Plainsboro Township, NJ, G.O. Anticipation Notes Cash Flow Management, 2.500%, 12/10/09	1,932,137

		3,705,700

	North Carolina (3.7%)
3,750,000	Charlotte, NC, Water & Sewer Systems Revenue, Series B, 0.270%, 7/2/09*	3,750,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 4,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series D (FSA), 1.020%, 7/2/09*	$4,000,000

		7,750,000

	Ohio (17.7%)
2,480,000	Cuyahoga County, OH, Magnificat High School Project Revenue (Fifth Third Bank), 3.350%, 7/2/09*	2,480,000
2,200,000	Dover, OH, G.O. Bond Anticipation Refunding Notes, 2.550%, 4/1/10	2,208,893
1,960,000	Hamilton County, OH, Student Housing Revenue, Block 3 Project (Bank of New York), 2.500%, 7/2/09*	1,960,000
1,900,000	Kent State University Revenues, University & College Improvements General Receipts (Keybank N.A.), 2.950%, 7/2/09*	1,900,000
1,500,000	Maple Heights, OH, City School District, G.O. School Facilities Improvements Notes Cash Flow Management, 3.500%, 11/5/09	1,504,577
1,425,000	Montgomery County, OH, Industrial Development Refunding Revenue, Kroger Co. (U.S. Bank N.A.), 0.450%, 7/2/09*	1,425,000
2,100,000	Mount Vernon, OH, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 2/23/10	2,105,360
3,000,000	Perrysburg City, OH, G.O. Bond Anticipation Notes, Cash Flow Management, Various Purposes Improvements, 1.500%, 12/17/09	3,006,857
100,000	Port of Greater Cincinnati Development Authority, OH, National Underground Revenue, Series A (JP Morgan Chase Bank), 0.300%, 7/1/09*	100,000
2,545,000	South Euclid, OH, G.O. Bond Anticipation Refunding Notes, Series B, 2.500%, 1/25/10	2,566,538
4,500,000	Summit County, OH, Western Reserve Academy Project Revenue (Keybank N.A.), 2.950%, 7/2/09*	4,500,000
5,000,000	Sylvania, OH, City School District, G.O. Bond Anticipation Notes, School Construction Cash Flow Management, 2.000%, 7/23/09	5,002,248
1,650,000	Tipp City, OH, G.O. Bond Anticipation Notes Cash Flow Management, Various Purposes Improvements, 2.650%, 4/20/10	1,661,714
1,500,000	Vandalia Butler, OH, City School District, G.O. Bond Anticipation Notes, School Improvements, Series B, 1.500%, 3/1/10	1,507,465
5,000,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 3.500%, 7/3/09*	5,000,000

		36,928,652

	Pennsylvania (2.0%)
1,100,000	Bethlehem Area School District, PA, G.O. (FSA, State Aid Withholding), 2.100%, 7/2/09*	1,100,000
3,000,000	Hamburg Area School District, PA, G.O. Cash Flow Management (State Aid Withholding), 2.000%, 7/1/09*	3,022,042

		4,122,042

	Tennessee (1.5%)
2,100,000	Hendersonville, TN, Industrial Development Board, Educational Facilities Revenue, Pope John Paul II High School (Suntrust Bank N.A.), 2.500%, 7/1/09*	2,100,000
1,085,000	Nashville & Davidson County, Metropolitan Government Industrial Development Board Refunding Revenue, David Lipscomb University Project (Suntrust Bank), 2.500%, 7/1/09*	1,085,000

		3,185,000

	Texas (6.7%)
1,350,000	Crawford, TX, Education Facilities Corp. Refunding Revenue, University Parking System Project, Series A, (BNP Paribas), 1.100%, 7/2/09*	1,350,000
3,700,000	Harris County, TX, Health Facilities Development Corp. Refunding Revenue, St. Lukes Episcopal Hospital, Series B, 0.180%, 7/1/09*	3,700,000
3,445,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York), 1.150%, 7/1/09*	3,445,000
2,500,000	Northside, TX, Independent School District Refunding G.O., Series A (PSF-GTD), 2.000%, 8/1/09*	2,500,000
3,000,000	Texas State, TX, Tax & Revenue Anticipation Notes Cash Flow Management, 3.000%, 8/28/09	3,006,474

		14,001,474

	Utah (2.7%)
2,500,000	Riverton, UT, Hospital Puttable Revenue, Series 1762, 0.280%, 7/2/09*(a)	2,500,000
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.350%, 7/2/09*	3,125,000

		5,625,000

	Virginia (7.4%)
800,000	Falls Church, VA, Economic Development Authority, Tax Analysts Project Revenue, Series A (Citibank N.A.), 0.320%, 7/1/09*	800,000
1,900,000	Hampton, VA, Redevelopment & Housing Authority, Multifamily Housing Refunding Revenue, Township Apartments Project (Fannie Mae), 0.300%, 7/1/09*	1,900,000
1,230,000	James City County, VA, Industrial Development Authority, Refunding Retirement Facilities Revenue, Housing Chambrel Project (Fannie Mae), 0.320%, 7/2/09*	1,230,000
5,000,000	James City County, VA, Industrial Development Authority, Riverside Health Systems Revenue, 0.520%, 7/1/09*	5,000,000
3,500,000	Peninsula Ports Authority, VA, Health Systems Refunding Revenue, Riverside Health Systems Project, 0.500%, 7/1/09*	3,500,000

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$ 2,905,000	Virginia Resources Authority, VA, Water Revenue, Henrico County Project, 2.500%, 7/2/09*	$2,905,000

		15,335,000

	Washington (5.8%)
5,770,000	Washington Economic Development Finance Authority, WA, Northwest Center Project Revenue, Series A (Keybank N.A.), 2.950%, 7/2/09*	5,770,000
6,230,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Keybank N.A.), 2.950%, 7/2/09*	6,230,000

		12,000,000

	Wisconsin (6.7%)
3,000,000	Appleton, WI, Redevelopment Authority Fox Cities Performing Arts Center Revenue, Series B (Bank One Wisconsin), 3.500%, 7/1/09*	3,000,000
1,300,000	Menomonie, WI, Area School District, Tax & Revenue Anticipation Promissory Notes Cash Flow Management G.O., 2.400%, 9/1/09	1,300,562
8,000,000	Wisconsin Health & Educational Facilities Authority, WI, Wausau Hospital Revenue, Series B (AMBAC) (M&I Bank), 2.800%, 7/1/09*	8,000,000
1,600,000	Wisconsin School Districts Temporary Borrowing Program, WI, Tax & Revenue Anticipation Promissory Notes Cash Flow Management, Certificate of Participation, Series B, 3.000%, 10/30/09	1,606,801

		13,907,363

	Total Municipal Bonds (Cost $207,221,667)	207,221,667

Shares		Fair Value
INVESTMENT COMPANY (0.2%)
306,617	SEI Institutional Tax Free Fund	306,617

	Total Investment Company (Cost $306,617)	306,617

Total Investments — 99.8% (Cost $207,528,284)		207,528,284
Net Other Assets (Liabilities) — 0.2%		452,570

NET ASSETS — 100.0%		$207,980,854

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2009. The maturity date reflected is the final maturity date.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

AMBAC	—	American Municipal Bond Insurance Corp.
FSA	—	Insured by Financial Security Assurance
G.O.	—	General Obligation
N.A.	—	North America
PSF-GTD	—	Permanent School Fund Guaranteed

See accompanying notes to the Schedules of Portfolio Investments

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (1.5%)
$ 3,215,567	Ford Credit Auto Owner Trust, Series 2009-A, Class A1, 1.861%, 4/15/10(a)	$3,215,567
572,163	Honda Auto Receivables Owner Trust, Series 2008-2, Class A1, 3.135%, 12/21/09	572,164
8,992,498	Honda Auto Receivables Owner Trust, Series 2009-1, Class A1, 1.978%, 2/16/10	8,992,498
817,862	Nissan Auto Receivables Owner Trust, Series 2008-C, Class A1, 3.037%, 12/15/09	817,862
6,201,737	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A1, 1.999%, 3/15/10	6,201,737

	Total Asset Backed Securities (Cost $19,799,828)	19,799,828

CERTIFICATES OF DEPOSIT (26.9%)
	Banks (26.9%)
20,000,000	Bank of America, N.A., 0.400%, 8/26/09	20,000,000
25,000,000	Bank of America, N.A., 0.410%, 9/16/09	25,000,000
10,000,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.640%, 8/11/09	10,000,000
20,000,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.500%, 8/21/09	20,000,000
20,000,000	The Bank of Tokyo-Mitsubishi UFJ, Ltd., 0.450%, 9/18/09	20,000,000
5,000,000	Barclays Bank PLC, 1.330%, 7/13/09	5,000,000
40,000,000	Bayerische Landesbank, 1.120%, 7/17/09	40,000,177
20,000,000	BNP Paribas, 1.380%, 9/8/09	20,000,000
25,000,000	Canadian Imperial Bank of Commerce, 1.470%, 8/4/09	25,000,000
25,000,000	Compass Bank, 0.680%, 11/25/09	25,000,509
20,000,000	Credit Suisse, 1.450%, 7/9/09	20,000,000
35,000,000	Lloyds Bank PLC, 1.700%, 7/7/09	35,000,000
25,000,000	Lloyds Bank PLC, 1.680%, 7/8/09	25,000,096
25,000,000	State Street Bank & Trust Co., 1.150%, 7/21/09	25,000,000
20,000,000	State Street Bank & Trust Co., 1.400%, 10/13/09	20,000,000
25,000,000	Toronto Dominion Bank, 1.170%, 8/31/09	25,000,000

	Total Certificates of Deposit (Cost $360,000,782)	360,000,782

COMMERCIAL PAPER* (36.5%)
	Banking (6.0%)
20,000,000	Australia & New Zealand Banking, 1.037%, 9/8/09**(a)	20,000,000
20,000,000	Landesbank Baden-Wurttemberg, 1.150%, 7/14/09	19,991,694
40,000,000	Landesbank Baden-Wurttemberg, 1.000%, 7/16/09	39,983,333
1,000,000	Landesbank Hessen-Thueringen, 0.680%, 9/1/09(a)	998,829

		80,973,856

	Financial Services (29.0%)
25,000,000	Banco Bilbao Vizcaya Argentaria SA, 1.015%, 11/12/09(a)	24,905,549
1,000,000	BASF AG, 0.520%, 10/13/09	998,498
40,000,000	BASF SE, 0.646%, 12/7/09(a)	39,885,167
25,000,000	Danske Corp., 0.390%, 9/18/09(a)	24,978,604
20,000,000	Danske Corp., 0.380%, 9/25/09(a)	19,981,844
20,000,000	Enterprise Funding LLC, 0.800%, 8/5/09(a)	19,984,444
25,000,000	Enterprise Funding LLC, 0.400%, 9/14/09(a)	24,979,167
25,000,000	FCAR Owner Trust, 1.250%, 8/14/09	24,961,805
30,000,000	General Electric Capital Corp., 0.650%, 11/23/09	29,921,458
15,000,000	Gotham Funding Corp., 0.500%, 8/3/09(a)	14,993,125
15,000,000	Salisbury Receivables Co. LLC, 0.500%, 8/6/09(a)	14,992,500
25,000,000	Sheffield Receivables Corp., 0.330%, 7/15/09(a)	24,996,792
3,000,000	Sheffield Receivables Corp., 0.280%, 7/17/09(a)	2,999,627
40,000,000	Societe Generale, 1.156%, 7/13/09	39,984,800
10,000,000	Societe Generale, 1.050%, 10/21/09	9,967,333
5,000,000	Starbird Funding Corp., 0.550%, 8/6/09(a)	4,997,250
40,000,000	Yorktown Capital LLC, 0.480%, 7/20/09(a)	39,989,867
25,000,000	Yorktown Capital LLC, 0.400%, 8/18/09(a)	24,986,667

		388,504,497

	Health Care (1.5%)
20,000,000	Johnson & Johnson, 0.250%, 9/28/09(a)	19,987,639

	Total Commercial Paper (Cost $489,465,992)	489,465,992

CORPORATE BONDS (1.4%)
	Financial Services (1.3%)
9,975,000	General Electric Capital Corp., 4.125%, 9/1/09	9,950,332
8,181,000	General Electric Capital Corp., 7.375%, 1/19/10	8,406,080

		18,356,412

	Materials (0.1%)
1,000,000	E.I. Du Pont de Nemours & Co., 6.875%, 10/15/09	1,016,582

	Total Corporate Bonds (Cost $19,372,994)	19,372,994

VARIABLE RATE NOTES*** (14.4%)
	Banking (12.1%)
1,670,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 2.750%, 7/9/09	1,670,000
5,000,000	Bank of America, N.A., 0.976%, 8/10/09	5,000,473
15,000,000	Bank of Montreal, Chicago, 0.809%, 8/5/09(a)	15,000,000
10,000,000	Bank of Montreal, Chicago, Series YCD, 1.539%, 7/10/09	10,000,000
20,000,000	Bank of Montreal, Chicago, Series YCD, 1.286%, 8/14/09	20,000,000
25,000,000	Bank of Montreal, Chicago, Series YCD1, 1.059%, 9/8/09	25,000,000
10,000,000	BP Capital Markets PLC, 0.768%, 9/11/09	10,000,000
4,695,000	HC Equities LP, Series 2001 (Wachovia Bank N.A.), 0.450%, 7/9/09	4,695,000
20,000,000	National Australia Bank, Ltd., 0.859%, 9/8/09(a)	20,000,000
3,315,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 0.700%, 7/9/09	3,315,000
15,000,000	Svenska Handelsbanken AB, 0.825%, 10/6/09(a)	15,000,000
10,000,000	Svenska Handelsbanken AB, 1.462%, 7/27/09(a)	10,000,000
9,000,000	Wachovia Bank, N.A., 0.380%, 7/1/09	8,970,811

Continued

BB&T Prime Money Market Fund

Schedule of Portfolio Investments — (continued)

June 30, 2009 (Unaudited)

Principal Amount		Amortized Cost
VARIABLE RATE NOTES*** — (continued)
	Banking — (continued)
$ 578,000	Wachovia Bank, N.A., 1.266%, 8/3/09	$578,000
5,000,000	Wells Fargo & Co., 0.370%, 7/1/09	4,993,721
8,015,000	Wells Fargo & Co., 0.729%, 9/15/09	7,990,987

		162,213,992

	Financial Services (1.2%)
10,000,000	General Electric Capital Corp., Series MTN, 0.774%, 8/31/09	10,005,477
572,000	General Electric Capital Corp., Series MTN, 0.360%, 7/1/09	570,858
5,000,000	Societe Generale, 1.056%, 9/4/09(a)	5,001,203

		15,577,538

	Health Care (0.4%)
5,000,000	Roche Holdings, Inc., 1.661%, 8/25/09(a)	5,000,000

	Insurance (0.7%)
5,000,000	MetLife Insurance Co. of Connecticut, 1.146%, 8/19/09(b)	5,000,000
5,000,000	Metropolitan Life Insurance Co., 1.408%, 8/3/09(b)	5,000,000

		10,000,000

	Total Variable Rate Notes (Cost $192,791,530)	192,791,530

U.S. GOVERNMENT AGENCIES (6.0%)
	Federal Home Loan Bank (6.0%)
40,000,000	0.720%, 7/1/09***	40,000,000
20,000,000	0.850%, 7/1/09***	19,998,194
10,000,000	0.800%, 6/22/10	10,000,000
10,000,000	0.720%, 6/28/10	10,000,000

	Total U.S. Government Agencies (Cost $79,998,194)	79,998,194

REPURCHASE AGREEMENT (13.2%)
$176,584,000	Bank of America Corp., 0.070%, dated 6/30/09, due 7/1/09, proceeds at maturity, $176,584,343 (Collateralized fully by Mortgage-Backed Securities)	176,584,000

	Total Repurchase Agreement (Cost $176,584,000)	176,584,000

Total Investments — 99.9% (Cost $1,338,013,320)		1,338,013,320
Net Other Assets (Liabilities) — 0.1%		1,241,068

NET ASSETS — 100.0%		$1,339,254,388

*	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

**	Interest bearing commercial paper.

***	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of June 30, 2009. The maturity date reflected is the next reset date.

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

(b)	Illiquid.

LLC	—	Limited Liability Company
MTN	—	Medium Term Note
N.A.	—	North America
YCD	—	Yankee Certificate of Deposit

See accompanying notes to the Schedules of Portfolio Investments

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (19.5%)
$30,000,000	3.500%, 8/15/09	$30,114,629
40,000,000	3.375%, 9/15/09	40,243,601
20,000,000	3.625%, 10/31/09	20,206,125
40,000,000	3.500%, 11/15/09	40,457,951

	Total U.S. Treasury Notes (Cost $131,022,306)	131,022,306

U.S. TREASURY BILLS* (29.7%)
40,000,000	0.125%, 7/30/09	39,995,972
30,000,000	0.390%, 8/27/09	29,981,495
20,000,000	0.400%, 9/24/09	19,981,347
20,000,000	0.441%, 9/24/09	19,979,243
20,000,000	0.442%, 10/22/09	19,972,348
40,000,000	0.381%, 11/19/09	39,940,545
30,000,000	0.280%, 12/10/09	29,962,200

	Total U.S. Treasury Bills (Cost $199,813,150)	199,813,150

REPURCHASE AGREEMENTS (50.7%)
$45,000,000	Bank of America Corp., 0.010%, dated 6/30/09, due 7/1/09, proceeds at maturity, $45,000,013 (Collateralized fully by U.S. Treasury Securities)	45,000,000
125,863,355	Credit Suisse First Boston, 0.020%, dated 6/30/09, due 7/1/09, proceeds at maturity, $125,863,425 (Collateralized fully by U.S. Treasury Securities)	125,863,355
45,000,000	Goldman Sachs Group, Inc., 0.010%, dated 6/30/09, due 7/1/09, proceeds at maturity, $45,000,013 (Collateralized fully by U.S. Treasury Securities)	45,000,000
125,000,000	JPMorgan Chase & Co., 0.010%, dated 6/30/09, due 7/1/09, proceeds at maturity, $125,000,035 (Collateralized fully by U.S. Treasury Securities)	125,000,000

	Total Repurchase Agreements (Cost $340,863,355)	340,863,355

Total Investments — 99.9% (Cost $671,698,811)		671,698,811
Net Other Assets (Liabilities) — 0.1%		975,229

NET ASSETS — 100.0%		$672,674,040

*	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.

See accompanying notes to the Schedules of Portfolio Investments

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (85.4%)
47,415	BB&T Equity Income Fund, Institutional Class	$492,638
366,406	BB&T International Equity Fund, Institutional Class	1,586,537
52,468	BB&T Large Cap Fund, Institutional Class	451,749
61,588	BB&T Mid Cap Growth Fund, Institutional Class	453,286
77,556	BB&T Mid Cap Value Fund, Institutional Class	680,939
20,344	BB&T Special Opportunities Equity Fund, Institutional Class	269,967
729,445	BB&T Total Return Bond Fund, Institutional Class	7,476,810
99,603	BB&T U.S. Treasury Money Market Fund, Institutional Class	99,603

	Total Affiliated Investment Companies (Cost $11,790,471)	11,511,529

EXCHANGE TRADED FUNDS (10.9%)
6,982	iShares Russell 2000 Index Fund	355,802
11,999	iShares S&P 500 Index Fund	1,107,028

	Total Exchange Traded Funds (Cost $1,306,754)	1,462,830

INVESTMENT COMPANY (1.9%)
32,778	Credit Suisse Commodity Return Strategy Fund	262,221

	Total Investment Company (Cost $267,000)	262,221

Total Investments — 98.2% (Cost $13,364,225)		13,236,580
Net Other Assets (Liabilities) — 1.8%		245,253

NET ASSETS — 100.0%		$13,481,833

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (81.9%)
182,803	BB&T Equity Income Fund, Institutional Class	$1,899,328
1,412,866	BB&T International Equity Fund, Institutional Class	6,117,709
202,278	BB&T Large Cap Fund, Institutional Class	1,741,611
237,747	BB&T Mid Cap Growth Fund, Institutional Class	1,749,821
298,850	BB&T Mid Cap Value Fund, Institutional Class	2,623,905
78,459	BB&T Special Opportunities Equity Fund, Institutional Class	1,041,145
1,158,867	BB&T Total Return Bond Fund, Institutional Class	11,878,384
869,532	BB&T U.S. Treasury Money Market Fund, Institutional Class	869,532

	Total Affiliated Investment Companies (Cost $32,919,172)	27,921,435

EXCHANGE TRADED FUNDS (16.5%)
26,818	iShares Russell 2000 Index Fund	1,366,645
46,285	iShares S&P 500 Index Fund	4,270,254

	Total Exchange Traded Funds (Cost $7,640,868)	5,636,899

INVESTMENT COMPANY (2.9%)
125,542	Credit Suisse Commodity Return Strategy Fund	1,004,334

	Total Investment Company (Cost $1,023,000)	1,004,334

Total Investments — 101.3% (Cost $41,583,040)		34,562,668
Net Other Assets (Liabilities) — 1.3%		(449,265)

NET ASSETS — 100.0%		$34,113,403

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (75.1%)
166,388	BB&T Equity Income Fund, Institutional Class	$1,728,776
1,284,719	BB&T International Equity Fund, Institutional Class	5,562,833
183,943	BB&T Large Cap Fund, Institutional Class	1,583,750
216,133	BB&T Mid Cap Growth Fund, Institutional Class	1,590,739
271,910	BB&T Mid Cap Value Fund, Institutional Class	2,387,366
71,369	BB&T Special Opportunities Equity Fund, Institutional Class	947,071
452,636	BB&T Total Return Bond Fund, Institutional Class	4,639,515
538,835	BB&T U.S. Treasury Money Market Fund, Institutional Class	538,835

	Total Affiliated Investment Companies (Cost $23,862,199)	18,978,885

EXCHANGE TRADED FUNDS (20.3%)
24,417	iShares Russell 2000 Index Fund	1,244,290
42,108	iShares S&P 500 Index Fund	3,884,884

	Total Exchange Traded Funds (Cost $6,899,543)	5,129,174

INVESTMENT COMPANY (3.6%)
115,587	Credit Suisse Commodity Return Strategy Fund	924,698

	Total Investment Company (Cost $942,000)	924,698

Total Investments — 99.0% (Cost $31,703,742)		25,032,757
Net Other Assets (Liabilities) — 1.0%		244,370

NET ASSETS — 100.0%		$25,277,127

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (69.3%)
70,661	BB&T Equity Income Fund, Institutional Class	$734,170
546,230	BB&T International Equity Fund, Institutional Class	2,365,174
78,189	BB&T Large Cap Fund, Institutional Class	673,209
91,940	BB&T Mid Cap Growth Fund, Institutional Class	676,678
115,562	BB&T Mid Cap Value Fund, Institutional Class	1,014,638
30,338	BB&T Special Opportunities Equity Fund, Institutional Class	402,583
184,510	BB&T U.S. Treasury Money Market Fund, Institutional Class	184,510

	Total Affiliated Investment Companies (Cost $7,970,140)	6,050,962

EXCHANGE TRADED FUNDS (24.9%)
10,362	iShares Russell 2000 Index Fund	528,047
17,895	iShares S&P 500 Index Fund	1,650,993

	Total Exchange Traded Funds (Cost $2,928,787)	2,179,040

INVESTMENT COMPANY (4.8%)
52,002	Credit Suisse Commodity Return Strategy Fund	416,017

	Total Investment Company (Cost $424,000)	416,017

Total Investments — 99.0% (Cost $11,322,927)		8,646,019
Net Other Assets (Liabilities) — 1.0%		85,397

NET ASSETS — 100.0%		$8,731,416

See accompanying notes to the Schedules of Portfolio Investments.

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited)

June 30, 2009

1.	Organization:

The BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of this filing, the Trust offers shares of the Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the Sterling Capital Small Cap Value Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, the Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Fund of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are diversified funds under the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may concentrate their investments in the securities of a limited number of issuers.

2.	Significant Accounting Policies:

Financial Accounting Standard Board — SFAS No. 157 “Fair Value Measurements” (“SFAS No. 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The three levels of the fair value hierarchy under SFAS No. 157 are described below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

The summary of inputs used to determine the fair valuation of the Fund’s investments as of June 30, 2009 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Large Cap Fund	$191,764,930	(a)	$58,500	(b)	$—	$191,823,430
Mid Cap Value Fund	152,709,154	(a)	4,261,431	(b)	—	156,970,585
Mid Cap Growth Fund	93,818,269	(a)	12,324,347	(b)	—	106,142,616
Small Cap Fund	28,165,913	(a)	3,356,214	(b)	—	31,522,127
Special Opportunities Equity Fund	428,716,051	(a)	8,970,243	(b)	—	437,686,294
Equity Income Fund	284,161,450	(a)	23,378,677	(b)	—	307,540,127
Short U.S. Government Fund	575,245	(c)	60,697,949	(a)	—	61,273,194
Intermediate U.S. Government Fund	3,748,814	(c)	175,127,517	(a)	—	178,876,331
Kentucky Intermediate Tax-Free Fund	1,115,463	(c)	16,590,957	(a)	—	17,706,420
Maryland Intermediate Tax-Free Fund	616,230	(c)	21,164,897	(a)	—	21,781,127
North Carolina Intermediate Tax-Free Fund	6,523,788	(c)	139,564,304	(a)	—	146,088,092
South Carolina Intermediate Tax-Free Fund	682,500	(c)	22,686,063	(a)	—	23,368,563
Virginia Intermediate Tax-Free Fund	149,656	(c)	84,542,062	(a)	—	84,691,718
West Virginia Intermediate Tax-Free Fund	2,228,297	(c)	68,996,048	(a)	—	71,224,345
National Tax-Free Money Market Fund	306,617	(c)	207,221,667	(a)	—	207,528,284
Prime Money Market Fund	—		1,338,013,320	(a)	—	1,338,013,320
U.S. Treasury Money Market Fund	—		671,698,811	(a)	—	671,698,811
Capital Manager Conservative Growth Fund	13,236,580	(a)	—		—	13,236,580
Capital Manager Moderate Growth Fund	34,562,668	(a)	—		—	34,562,668
Capital Manager Growth Fund	25,032,757	(a)	—		—	25,032,757
Capital Manager Equity Fund	8,646,019	(a)	—		—	8,646,019
Liabilities:
Other Financial Instruments - Written Options
Special Opportunities Equity Fund	$3,523,990		$33,250		$—	$3,557,240
Equity Income Fund	237,835		6,550		—	244,385

(a)	Industries or security types as disclosed in the Schedules of Portfolio Investments.

(b)	Represents Securities Held As Collateral For Securities On Loan.

(c)	Represents Investment Companies.

BB&T Total Return Bond

Assets: Investments in Securities
Asset Backed Securities	$—	$44,420,984	$—	$44,420,984
Collateralized Mortgages Obligations	—	12,906,925	—	12,906,925
Commercial Mortgage-Backed Securities	—	27,961,783	—	27,961,783
Corporate Bonds	—	109,256,224	—	109,256,224
Mortgage-Backed Securities	—	136,115,107	—	136,115,107
Municipal Bonds	—	5,306,855	10,116,500	15,423,355
U.S. Treasury Notes	—	824,750	—	824,750
Foreign Government Bonds	—	1,006,558	—	1,006,558
Supranational Bonds	—	4,138,073	—	4,138,073
Investment Company	7,704,293	—	—	7,704,293
Securities Held as Collateral for Securities on Loan	—	3,301,119	—	3,301,119

Total	$7,704,293	$345,238,378	$10,116,500	$363,059,171

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Liabilities:
Other Financial Instruments - Financial Futures Contracts
Total Return Bond Fund	27,766	—	—	27,766
BB&T International Equity Fund
Assets:
Investments in Securities
Common Equities:
Australia	$435,455	$3,957,712	$—	$4,393,167
Austria	—	648,565	—	648,565
Belgium	—	209,909	—	209,909
Brazil	1,325,596	—	—	1,325,596
Canada	4,337,076	—	—	4,337,076
China	—	2,499,836	—	2,499,836
Czech Republic	—	1,164,834	—	1,164,834
Denmark	—	379,343	—	379,343
Finland	—	462,164	—	462,164
France	—	7,397,468	—	7,397,468
Germany	—	5,193,759	—	5,193,759
Greece	—	125,268	—	125,268
Hong Kong	—	2,716,000	—	2,716,000
Hungary	—	1,004,031	—	1,004,031
India	37,140	40,202	—	77,342
Ireland	—	286,727	—	286,727
Italy	—	1,889,775	—	1,889,775
Japan	—	6,454,866	—	6,454,866
Korea (South)	569,121	1,618,577	—	2,187,698
Mexico	379,111	—	—	379,111
Netherlands	—	2,464,248	—	2,464,248
Norway	—	752,604	—	752,604
Portugal	—	42,347	—	42,347
Russia	1,723,137	67,067	—	1,790,204
South Africa	—	184,889	—	184,889
Spain	—	2,287,401	—	2,287,401
Sweden	—	886,717	—	886,717
Switzerland	—	5,247,151	—	5,247,151
Taiwan	457,645	—	—	457,645
Ukraine	—	204,137	—	204,137
United Kingdom	512,441	7,486,683	—	7,999,124
United States	36,281	—	—	36,281
Exchange Traded Funds	7,307,953	—	—	7,307,953
Rights and Warrants	332,987	36,482	—	369,469
Investment Company	5,890,465	—	—	5,890,465
Securities Held as Collateral for Securities on Loan	—	3,456,816	—	3,456,816

Total	$23,344,408	$59,165,578	$—	$82,509,986

Other Financial Instruments - Foreign Currency Exchange Contracts
International Equity Fund	$—	$89,125	$—	$89,125

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Municipal Bonds	Total Return Bond Fund
Balance as of 09/30/08 (market value)	$13,584,500
Change in unrealized appreciation/(depreciation)*	(3,468,000)

Balance as of 06/30/09 (market value)	$10,116,500

*	Net change in unrealized appreciation/(depreciation) during the period on level 3 investments held at June 30, 2009.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board of Trustees of the Trust (“Board of Trustees”) to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be valued by the Pricing Committee at fair value determined in good faith under procedures established by and under the general supervision of the Board of Trustees (the “Board”).

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated; such securities may be fair valued in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value international equity securities.

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Foreign Currency Exchange Contracts — The International Equity Fund may enter into foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed. For open foreign currency exchange contracts as of June 30, 2009, see the Schedules of Portfolio Investments, which is also indicative of activity for the year ended September 30, 2008.

Financial Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk), or foreign currencies (foreign currency exchange rate risk). Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade. For open financial futures contracts as of June 30, 2009, see the Schedules of Portfolio Investments. The Total Return Bond Fund had limited activity in these transactions.

Options Contracts — The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. The Tax-Free Funds and the National Tax-Free Money Market Fund may acquire puts with respect to tax-exempt obligations held in their portfolios. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, and the Equity Income Fund may buy put options for the purpose of hedging, or, with respect to the International Equity Fund, cross-hedging. The International Equity Fund may not write or sell unsecured put options, except for transactions in options on securities, securities indices, futures contracts, and options on futures contracts. These transactions may be entered into to hedge against changes in interest rates (interest rate risk), security prices (equity risk), currency fluctuations (foreign currency exchange rate risk), and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Funds to the risk of default by the counterparty

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer). The options contracts listed below are also indicative of activity for the year ended September 30, 2008.

The following is a summary of written call options outstanding as of June 30, 2009:

Security	Number of Contracts	Value
Special Opportunities Equity Fund
Akamai Technologies Inc., $25.00, 08/22/09	468	$(7,020)
Allscripts-Misys Healthcare Solutions Inc., $17.50, 09/19/09	3,600	(324,000)
Apache Corp., $85.00, 07/18/09	200	(1,000)
Apache Corp., $90.00, 07/18/09	200	(1,000)
Consol Energy, Inc., $34.00, 07/18/09	400	(60,000)
Consol Energy, Inc., $45.00, 07/18/09*	400	(4,000)
Halliburton Co., $25.00, 07/18/09	4,070	(8,140)
Nalco Holding Co., $20.00, 09/19/09	560	(19,600)
Petroleo Brasileiro SA, ADR, $35.00, 12/19/09	3,950	(1,125,750)
Smithfield Foods, Inc., $15.00, 08/22/09	2,650	(198,750)
SPX Corp., $65.00, 09/19/09	863	(8,630)
Symantec Corp., $20.00, 07/18/09*	3,500	(17,500)
Weatherford International Ltd., $17.50, 08/22/09	5,000	(1,475,000)
Weatherford International Ltd., $21.00, 08/22/09	2,270	(295,100)
Yum! Brands, Inc., $40.00, 07/18/09*	2,350	(11,750)

		$(3,557,240)

Equity Income Fund
Boeing Co. (The), $43.00, 08/22/09	443	$(97,460)
Federated Investors, Inc., Class B, $30.00, 07/18/09*	1,310	(6,550)
Federated Investors, Inc., Class B, $30.00, 10/17/09	375	(9,375)
Intel Corp., $17.00, 07/18/09	1,000	(32,000)
Intel Corp., $18.00, 07/18/09	1,000	(8,000)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR, $10.00, 07/18/09	7,600	(76,000)
Teekay LNG Partners LP, $25.00, 07/18/09	3,000	(15,000)

		$(244,385)

*	Security was valued under methods approved by the Board of Trustees.

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Large Cap Fund, the Mid Cap Value Fund, the Mid Cap Growth Fund, the Small Cap Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the National Tax-Free Money Market Fund, and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at June 30, 2009 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At June 30, 2009, the ICRF held investments in Lehman Brothers (Series B) which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively impacted the NAV’s of certain Funds at June 30, 2009 by the following amounts per share:

NAV Impact
Large Cap Fund	$0.02
Mid Cap Value Fund	0.04
Mid Cap Growth Fund	0.03
Small Cap Fund	0.06
Special Opportunities Equity Fund	0.02
Equity Income Fund	0.02
Short U.S. Government Fund	0.01
Intermediate U.S. Government Fund	0.01

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

NAV Impact
Total Return Fund	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. As of June 30, 2009, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the Period Ended June 30, 2009
Mid Cap Value Fund	$4,553,687	$4,898,498	$4,261,431	$8,365,477
Mid Cap Growth Fund	12,508,876	12,746,483	12,324,347	12,232,925
Small Cap Fund	3,546,766	3,545,956	3,356,214	3,771,757
International Equity Fund	3,247,867	3,473,644	3,456,816	2,168,633
Special Opportunities Equity Fund	9,292,033	9,631,224	8,970,243	8,384,555
Equity Income Fund	22,774,644	23,807,279	23,378,677	12,399,421
Short U.S. Government Fund	380,675,360	3,910,607	3,823,134	3,252,784
Intermediate U.S. Government Fund	506,343,800	5,178,000	5,085,211	5,671,523
Total Return Bond Fund	3,701,978	3,809,700	3,301,119	5,199,870

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC and MBIA).

3.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

4.	Restricted Securities:

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board of Trustees. Not all restricted securities are considered illiquid. At June 30, 2009, the International Equity Fund held illiquid restricted securities representing 0.13% of net assets. The illiquid restricted securities held as of June 30, 2009 are identified below:

Security	Acquisition Date	Acquisition Cost	Share Amount	Carrying Value Per Share	Value
International Equity Fund
Inter Rao Ues OAO, GDR	08/28/2008	$23,701	3,762	$7	$27,463
Kuzbassenergo OJSC, GDR	08/28/2008	6,599	1,251	2	2,314
OGK-1 OAO, GDR	08/28/2008	39,394	17,316	1	14,719
TGK-2, GDR	08/28/2008	11,436	1,161	3	3,019
TGK-4, GDR	08/28/2008	14,764	2,853	2	4,422
TGK-9 OAO, GDR	08/28/2008	1,923	641	2	1,410
Unified Energy System Warrants, Expire 12/31/09	11/21/2007	96,394	9	4,053	36,482
Volga Territorial Generating Co., GDR	08/28/2008	16,383	3,006	1	6,758
Yenisei Territorial Generating Co., OJSC, GDR	08/28/2008	6,889	3,096	1	2,012

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

5.	Federal Tax Information:

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2008, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Mid Cap Value Fund	$233,334	2016
Small Cap Fund*	4,700,830	2009
Small Cap Fund*	2,350,415	2010
Small Cap Fund	982,080	2016
Short U.S. Government Fund	498,342	2009
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Short U.S. Government Fund	3,940,976	2015
Short U.S. Government Fund	160,380	2016
Intermediate U.S. Government Fund	108,521	2013
Intermediate U.S. Government Fund	4,243,104	2014
Intermediate U.S. Government Fund	10,119,332	2016
Total Return Bond Fund	6,426,073	2015

*	The amount of these losses that may be utilized is limited to $2,350,415 on an annual basis as a result of certain ownership changes in 2006.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2009:

Post- October Losses
Large Cap Fund	$109,351,396
Mid Cap Value Fund	12,105,627
Small Cap Fund	7,946,011
International Equity Fund	16,758,198
West Virginia Intermediate Tax-Free Fund	5,584
Capital Manager Moderate Growth Fund	278,018
Capital Manager Growth Fund	1,102,405
Capital Manager Equity Fund	732,363

At June 30, 2009, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Fund	$192,069,895	$22,271,248	$(22,576,213)	$(304,965)
Mid Cap Value Fund	181,937,246	10,697,087	(39,925,179)	(29,228,092)
Mid Cap Growth Fund	83,377,268	14,374,174	(3,933,174)	10,441,000
Small Cap Fund	26,916,911	3,608,876	(2,359,875)	1,249,001
International Equity Fund	77,141,948	8,828,447	(6,917,225)	1,911,222
Special Opportunities Equity Fund	444,198,640	43,212,593	(58,695,182)	(15,482,589)
Equity Income Fund	314,119,899	9,719,531	(39,677,980)	(29,958,449)
Short U.S. Government Fund	56,770,729	795,553	(116,222)	679,331
Intermediate U.S. Government Fund	171,125,875	3,361,480	(696,235)	2,665,245
Total Return Bond Fund	361,485,592	8,750,413	(10,477,953)	(1,727,540)

BB&T Funds

Notes to Schedules of Portfolio Investments (Unaudited) — (continued)

June 30, 2009

	Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Kentucky Intermediate Tax-Free Fund	17,295,425	456,516	(45,521)	410,995
Maryland Intermediate Tax-Free Fund	21,026,954	843,580	(89,407)	754,173
North Carolina Intermediate Tax-Free Fund	142,431,587	4,765,454	(1,108,949)	3,656,505
South Carolina Intermediate Tax-Free Fund	22,978,447	451,090	(60,974)	390,116
Virginia Intermediate Tax-Free Fund	81,191,737	3,761,212	(261,231)	3,499,981
West Virginia Intermediate Tax-Free Fund	70,302,231	2,014,451	(1,092,337)	922,114
National Tax-Free Money Market Fund	207,528,284	—	—	—
Prime Money Market Fund	1,338,013,320	—	—	—
U.S. Treasury Money Market Fund	671,698,811	—	—	—
Capital Manager Conservative Growth Fund	13,364,225	444,384	(572,028)	(127,644)
Capital Manager Moderate Growth Fund	41,583,040	212,283	(7,232,655)	(7,020,372)
Capital Manager Growth Fund	31,703,742	145,521	(6,816,507)	(6,670,986)
Capital Manager Equity Fund	11,322,927	—	(2,676,907)	(2,676,907)

STERLING CAPITAL SMALL CAP VALUE FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
JUNE 30, 2009 (Unaudited)
	Shares	Market Value
COMMON STOCKS*— 96.5%

AUTO & TRANSPORTATION— 1.9%
Exide Technologies (a)	83,800	$312,574

CONSUMER DISCRETIONARY— 21.7%
EarthLink, Inc. (a)	66,300	491,283
Group 1 Automotive, Inc. (b)	10,600	275,812
ICT Group, Inc. (a)	27,660	241,472
Interpublic Group of Cos., Inc. (The) (a)	67,250	339,613
K-Swiss, Inc., Class A	15,050	127,925
Lithia Motors, Inc., Class A (b)	34,571	319,436
Meredith Corp.	13,650	348,757
Regis Corp.	26,617	463,402
Select Comfort Corp. (a)	32,722	27,486
Signet Jewelers, Ltd.	21,601	449,733
Tempur-Pedic International, Inc.	22,250	290,807
Viad Corp.	10,600	182,532

		3,558,258

FINANCIAL SERVICES— 23.5%
AmeriCredit Corp. (a) (b)	25,050	339,428
Assured Guaranty, Ltd.	7,650	94,707
Brookline Bancorp, Inc.	20,950	195,254
Comerica, Inc.	7,300	154,395
Endurance Specialty Holdings, Ltd.	15,550	455,615
Fair Isaac Corp.	24,300	375,678
First Citizens BancShares, Inc., Class A	4,214	563,201
First Horizon National Corp. (a)	18,725	224,699
Highwoods Properties, Inc.	14,500	324,365
Investment Technology Group, Inc. (a)	7,000	142,730
Marshall & Ilsley Corp.	32,900	157,920
Piper Jaffray Cos. (a)	9,250	403,947
SVB Financial Group (a) (b)	6,100	166,042
Synovus Financial Corp.	38,300	114,517
Washington Federal, Inc.	10,450	135,850

		3,848,348

HEALTH CARE— 9.0%
Coventry Health Care, Inc. (a)	11,300	211,423
Healthspring, Inc. (a)	16,469	178,853
Horace Mann Educators Corp.	27,100	270,187
IMS Health, Inc.	15,000	190,500
Martek Biosciences Corp. (a)	8,300	175,545
Palomar Medical Technologies, Inc. (a)	4,700	68,902
StanCorp Financial Group, Inc.	13,100	375,708

		1,471,118

INDUSTRIALS— 2.3%
UTi Worldwide, Inc. (a)	33,800	385,320

MATERIALS & PROCESSING— 9.3%
Cabot Microelectronics Corp. (a)	12,300	347,967
CSG Systems International, Inc. (a)	12,450	164,838
Louisiana-Pacific Corp. (a)	105,800	361,836
Voyager Learning Co. (a)	48,600	167,670
Winn-Dixie Stores, Inc. (a)	38,484	482,589

		1,524,900

OTHER ENERGY— 1.8%
Holly Corp.	16,950	304,761

PRODUCER DURABLES— 8.9%
Avatar Holdings, Inc. (a)	7,335	133,277
Axcelis Technologies, Inc. (a)	92,015	42,327
Covanta Holding Corp. (a)	27,650	468,944
GrafTech International, Ltd. (a)	16,600	187,746
Knoll, Inc.	12,700	96,266
Smith (A.O.) Corp.	16,275	530,077

		1,458,637

TECHNOLOGY— 11.4%
Black Box Corp.	14,465	484,144
DealerTrack Holdings, Inc. (a)	10,270	174,590
MicroStrategy, Inc., Class A (a)	8,053	404,422
National Semiconductor Corp.	27,100	340,105
Orbotech, Ltd. (a)	50,945	440,674
Trident Microsystems, Inc. (a)	19,100	33,234

		1,877,169

UTILITIES— 6.7%
ALLETE, Inc.	11,500	330,625
Cleco Corp.	22,100	495,482
NII Holdings, Inc. (a)	14,100	268,887

		1,094,994

TOTAL COMMON STOCKS
(Cost $17,931,856)		15,836,079

INVESTMENT COMPANIES— 3.7%
Federated Treasury Obligations Fund, Institutional Shares
(Cost $610,963)	610,963	610,963

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN— 4.6%
Pool of Various Securities for Security Loans
(Cost $784,985)	$784,985	752,687

TOTAL INVESTMENTS
(Cost $19,327,804) - 104.8%		17,199,729

NET OTHER ASSETS (LIABILITIES) - (4.8)%		(796,655)

NET ASSETS - 100.0%		$16,403,074

*	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of June 30, 2009.

See accompanying notes to Schedule of Portfolio Investments.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

A. Securities Valuation: Investments of the Fund in securities the principal market for which is a securities exchange or an over-the counter market are valued at their latest available sales price (except for those securities traded on NASDAQ, which will be valued at the NASDAQ Official Closing Price), or, absent such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. Securities the principal market for which is not a securities exchange are valued at their latest bid quotation in such principal market. The Fund may also use an independent pricing service approved by the Board of Trustees (the “Board”). Short-term securities are valued either at amortized cost or original cost plus interest, which approximates current value.

Securities for which market prices are not readily available are valued as determined by the BB&T Funds’ Pricing Committee (“Pricing Committee”) in their best judgment pursuant to procedures established by and under the general supervision of the Board. Some of the more common reasons that may necessitate that a security be valued by the Pricing Committee include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions.

B. Financial Accounting Standard Board — Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“SFAS No. 157”) clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS No. 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of the Fund’s investment as of June 30, 2009 is as follows:

Assets: Investments in Securities	Level 1 - Quoted Prices*	Level 2 - Other Significant Observable Inputs*	Level 3 - Significant Unobservable Inputs	Total
Sterling Capital Small Cap Value Fund	$16,447,042	$752,687	$—	$17,199,729

*	Industry classifications as defined on the Schedules of Portfolio Investments.

C. Security Loans: The Fund may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, irrevocable letters of credit, U.S. dollars, cash or other forms of collateral as may be agreed between the Trust and Mellon Bank, N.A., the lending agent (“Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of a Fund’s securities to a borrower, Mellon is required to obtain from the borrower collateral equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the cost of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. The Fund bear all of the gains and losses on such investments. Cash collateral received by several Fund at June 30, 2009, was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund may be affected by an increase or decrease in the value of the securities loaned or by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At June 30, 2009, the ICRF held investments in Lehman Brothers (Series B) which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively affects net asset value of the Fund. The difference between the value of the collateral investments in the ICRF and what is owed to borrowing brokers negatively impacted the NAV of the Fund at June 30, 2009 by $0.02 per share.

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Fund is indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Fund, Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, the Fund may pay reasonable administrative and custodial fees. At June 30, 2009, the Fund had loan outstanding:

Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the Period Ended June 30, 2009
$506,343,800	$784,985	$752,687	$857,604

D. Tax Disclosure: Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (October 31, 2005, October 31, 2006, and September 2007), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Sterling Capital Small Cap Value Fund

Notes to Schedule of Portfolio Investments

June 30, 2009 (Unaudited)

At June 30, 2009, the book cost, which approximates federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

Book Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
$18,542,819	$1,280,916	$(3,376,693)	$(2,095,777)

For additional information regarding the accounting policies of the Sterling Capital Small Cap Value Fund, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BB&T Funds

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	8/24/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ E.G. Purcell, III
E.G. Purcell, III, President (principal executive officer)

Date	8/24/09

By (Signature and Title)*	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer (principal financial officer)

Date	8/24/09

* Print the name and title of each signing officer under his or her signature.